UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Municipal Income Fund

National Portfolio

High Income Municipal Portfolio

California Portfolio

New York Portfolio

April 30, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 17, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund (the “Portfolios”) for the semi-annual reporting period ended April 30, 2011.

Investment Objective and Policies

The investment objective of the National, California and New York Portfolios of this Fund is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk to principal or income. Each of the National Portfolio, California Portfolio and New York Portfolio invests principally in high-yielding, predominantly investment-grade municipal securities. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal Alternative Minimum Tax (“AMT”) for certain taxpayers. Each of the Portfolios that invest in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The National, California and New York Portfolios may also invest in forward commitments, zero coupon municipal securities and variable, floating and inverse floating rate municipal securities and derivatives, such as options, futures, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in tender option bond transactions (“TOBs”); forward commitments; zero coupon municipal securities and variable, floating and inverse floating rate municipal securities and certain types of mortgage related securities. The Portfolio may invest in derivatives, such as options, futures, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	1

investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

Investment Results

The tables on pages 7-8 show performance for each Portfolio compared with its benchmark, the Barclays Capital Municipal Index, for the six- and 12-month periods ended April 30, 2011.

All class shares of the Portfolios declined for the six-month period ended April 30, 2011. National, California and High Income Municipal Portfolios underperformed the benchmark, while New York Portfolio outperformed, before sales charges. Security selection detracted in all Portfolios. For the 12-month period, Class A shares of the National, New York and California Portfolios outperformed the benchmark, while the High Income Municipal Portfolio underperformed, before sales charges.

The Portfolios maintained interest rate swaps for hedging purposes during the reporting periods, but these positions did not meaningfully affect performance.

The Portfolios continued to underweight the longest maturity bonds as the Portfolios’ manager, the Municipal Bond Investment Team (the “Team”), does not believe investors are being adequately compensated for the risk of rising interest rates.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for the semi-annual reporting period ended April 30, 2011 follows.

National Portfolio – The National Portfolio underperformed its benchmark for the six-month period, and outperformed for the 12-month period, before sales charges. Over both periods, yield curve positioning benefited performance as did security selection in the industrial and special tax sectors. Over the six-month period, security selection detracted in the education and transportation sectors. Over the 12-month period, it detracted in the transportation and leasing sectors.

High Income Municipal Portfolio – The High Income Municipal Portfolio underperformed its benchmark for the six- and 12-month periods, before sales charges. Over both periods, the Portfolio’s relatively larger positions in lower-rated bonds detracted from performance as these bonds underperformed more than highly rated bonds. For the six-month period, security selection detracted in the education, health care and special tax sectors. For the 12-month period, yield curve positioning contributed to returns, as did security selection in the leasing sector. Sector selection in the health care and leasing sectors detracted.

Leverage, due to the Portfolio’s use of TOBs, was beneficial to the Portfolio’s income since borrowing costs remained significantly below the average earnings on the Portfolio’s investments. Leverage detracted from

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

total returns, however, since it increased the Portfolio’s overall interest rate sensitivity and interest rates for bonds beyond the intermediate maturity range rose during both periods. The Portfolio held credit default swaps for investment purposes, that benefited performance.

California Portfolio – The California Portfolio underperformed its benchmark for the six-month period, and outperformed for the 12-month period, before sales charges. Over both periods, yield curve positioning benefited performance. For the six-month period, security selection in the industrial sector benefited performance. Security selection detracted in the education and special tax sectors. For the 12-month period, security selection contributed in the industrial sector, while it detracted in the special tax sector.

New York Portfolio – The New York Portfolio outperformed its benchmark for the six- and 12-month periods, before sales charges. Over both periods, yield curve positioning benefited performance. For the six-month period, security selection in the health care sector benefited performance; security selection detracted in the water sector. For the 12-month period, security selection contributed in the education and industrial sectors, while it detracted in the housing and transportation sectors.

Market Review & Investment Strategy

Although cities and states still face significant stress as they work to close projected budget shortfalls, tax revenues are rising and municipalities are making the necessary hard decisions. The Portfolios continued to focus buying efforts on bonds backed by essential services, which the Team believes are better insulated against the financial difficulties of state and local general obligation and related bonds.

The primary source of tax revenues for localities is property tax, and despite the sharp decline in housing values, growth of property tax revenue collections has remained positive. Bonds backed by fees for essential services such as electricity and water are resistant to budget troubles. Therefore, the Team continued to focus buying activity in these revenue bonds, which they have found to be well insulated from the budget battles and financial difficulties of state and local governments.

Today, due to weak demand and lingering credit-quality concerns, many investors want to buy only the highest rated, highest-quality municipal bonds. This has created an opportunity to earn additional yield by buying certain lower-rated bonds that the Team’s research has identified as maintaining strong credit quality. In particular, where possible, the Team has emphasized BBB- and A-rated bonds to take advantage of this extra yield, which is high by historical standards.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	3

municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of April 30, 2011, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been prerefunded are as follows:

Portfolio	Insured Bonds	Prerefunded/ ETM* Bonds
National	40.71%	2.15%
High Income	6.06%	0.00%
California	34.00%	0.43%
New York	34.30%	5.03%

*	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolio was 4.25%. If the Class A annualized returns for the Portfolio and Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, its returns would be lower. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Barclays Capital Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Municipal Market Risk: Debt securities issued by state or local governments may be subject to special political, legal, economic and market factors that can have a significant effect on the portfolio’s yield or value.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Inflation Risk: Prices for goods and services tend to rise over time, which may erode the purchasing power of investments.

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Interest Rate Risk: As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities.

Liquidity Risk: The difficulty of purchasing or selling a security at an advantageous time or price.

High Income Municipal Portfolio

Leverage Risk: Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED APRIL 30, 2011

	NAV Returns
NATIONAL PORTFOLIO	6 Months	12 Months
Class A	-1.79%	2.86%

Class B*	-2.13%	2.05%

Class C	-2.13%	2.14%

Advisor Class**	-1.64%	3.17%

Barclays Capital Municipal Index	-1.68%	2.20%

	NAV Returns
HIGH INCOME MUNICIPAL PORTFOLIO	6 Months	12 Months
Class A	-6.89%	0.69%

Class C	-7.21%	0.09%

Advisor Class**	-6.75%	1.10%

Barclays Capital Municipal Index	-1.68%	2.20%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

**  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED APRIL 30, 2011

	NAV Returns
CALIFORNIA PORTFOLIO	6 Months	12 Months
Class A	-1.92%	2.47%

Class B*	-2.25%	1.76%

Class C	-2.17%	1.76%

Advisor Class**	-1.77%	2.78%

Barclays Capital Municipal Index	-1.68%	2.20%

	NAV Returns
NEW YORK PORTFOLIO	6 Months	12 Months
Class A	-1.15%	2.46%

Class B*	-1.49%	1.86%

Class C	-1.59%	1.75%

Advisor Class**	-1.00%	2.77%

Barclays Capital Municipal Index	-1.68%	2.20%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

**  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2011
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			4.26%	6.55%
1 Year	2.86%	-0.20%
5 Years	3.68%	3.05%
10 Years	4.21%	3.9%

Class B Shares			3.68%	5.66%
1 Year	2.05%	-0.90%
5 Years	2.97%	2.97%
10 Years(a)	3.79%	3.79%

Class C Shares			3.70%	5.69%
1 Year	2.14%	1.16%
5 Years	2.96%	2.96%
10 Years	3.5%	3.5%

Advisor Class Shares†			4.69%	7.22%
1 Year	3.17%	3.17%
Since Inception*	4.75%	4.75%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	-0.81%
5 Years	2.68%
10 Years	3.66%

Class B Shares
1 Year	-1.37%
5 Years	2.60%
10 Years(a)	3.55%

Class C Shares
1 Year	0.57%
5 Years	2.60%
10 Years	3.26%

Advisor Class Shares†
1 Year	2.57%
Since Inception*	4.16%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.60%, 1.58% and 0.57% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses (excluding interest expense) to 0.75%, 1.45%, 1.45% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	9

Historical Performance

NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2011.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

HIGH INCOME MUNICIPAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2011
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			5.58%	8.58%
1 Year	0.69%	-2.28%
Since Inception	2.89%	0.42%

Class C Shares			5.06%	7.78%
1 Year	0.09%	-0.86%
Since Inception	2.18%	2.18%

Advisor Class Shares†			6.06%	9.32%
1 Year	1.10%	1.10%
Since Inception*	3.20%	3.20%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	-1.31%
Since Inception	-1.02%

Class C Shares
1 Year	0.20%
Since Inception	0.90%

Advisor Class Shares†
1 Year	2.07%
Since Inception*	1.81%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27%, 2.00%, and 1.12% for Class A, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses (excluding interest expense) to 0.80%, 1.50% and 0.50% for Class A, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	11

Historical Performance

HIGH INCOME MUNICIPAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

*	Inception date: January 26, 2010.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2011.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2011
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			3.88%	6.65%
1 Year	2.47%	-0.60%
5 Years	3.70%	3.06%
10 Years	4.48%	4.16%

Class B Shares			3.29%	5.64%
1 Year	1.76%	-1.18%
5 Years	2.99%	2.99%
10 Years(a)	4.04%	4.04%

Class C Shares			3.31%	5.68%
1 Year	1.76%	0.78%
5 Years	2.98%	2.98%
10 Years	3.76%	3.76%

Advisor Class Shares†			4.30%	7.38%
1 Year	2.78%	2.78%
Since Inception*	4.71%	4.71%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	-1.43%
5 Years	2.57%
10 Years	3.75%

Class B Shares
1 Year	-1.97%
5 Years	2.51%
10 Years(a)	3.63%

Class C Shares
1 Year	-0.03%
5 Years	2.51%
10 Years	3.34%

Advisor Class Shares†
1 Year	1.95%
Since Inception*	3.99%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.84%, 1.56%, 1.55% and 0.54% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses to 0.75%, 1.45%, 1.45% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	13

Historical Performance

CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2011.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2011
	NAV Returns	SEC Returns	SEC Yields**	Taxable Equivalent Yields***

Class A Shares			3.36%	5.68%
1 Year	2.46%	-0.57%
5 Years	3.98%	3.35%
10 Years	4.42%	4.10%

Class B Shares			2.75%	4.65%
1 Year	1.86%	-1.10%
5 Years	3.27%	3.27%
10 Years(a)	3.97%	3.97%

Class C Shares			2.77%	4.68%
1 Year	1.75%	0.76%
5 Years	3.23%	3.23%
10 Years	3.67%	3.67%

Advisor Class Shares†			3.76%	6.35%
1 Year	2.77%	2.77%
Since Inception*	4.78%	4.78%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	-1.25%
5 Years	2.99%
10 Years	3.88%

Class B Shares
1 Year	-1.96%
5 Years	2.89%
10 Years(a)	3.75%

Class C Shares
1 Year	0.09%
5 Years	2.88%
10 Years	3.45%

Advisor Class Shares†
1 Year	2.09%
Since Inception*	4.25%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.58%, 1.56% and 0.55% for Class A, Class B, Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expenses to 0.75%, 1.45%, 1.45% and 0.45% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	15

Historical Performance

NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	Inception Date: 8/6/08 for Advisor Class shares.

**	SEC Yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2011.

***	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for Advisor Class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
National Portfolio
Class A
Actual	$1,000	$982.10	$4.13
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21
Class B
Actual	$1,000	$978.68	$7.51
Hypothetical (5% return before expenses)	$1,000	$1,017.21	$7.65
Class C
Actual	$1,000	$978.69	$7.56
Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70
Advisor Class
Actual	$1,000	$983.56	$2.70
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76
New York Portfolio
Class A
Actual	$1,000	$988.52	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	17

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Class B
Actual	$1,000	$985.11	$7.14
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Class C
Actual	$1,000	$984.09	$7.13
Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.25
Advisor Class
Actual	$1,000	$989.99	$2.22
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.26
California Portfolio
Class A
Actual	$1,000	$980.84	$3.73
Hypothetical (5% return before expenses)	$1,000	$1,021.03	$3.81
Class B
Actual	$1,000	$977.48	$7.16
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.30
Class C
Actual	$1,000	$978.33	$7.16
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.30
Advisor Class
Actual	$1,000	$982.30	$2.26
Hypothetical (5% return before expenses)	$1,000	$1,022.51	$2.31
High Income Portfolio
Class A
Actual	$1,000	$931.08	$4.12
Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31
Class C
Actual	$1,000	$927.86	$7.41
Hypothetical (5% return before expenses)	$1,000	$1,017.11	$7.75
Advisor Class
Actual	$1,000	$932.50	$2.68
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81
*	Expenses are equal to the classes’ annualized expense ratios, shown in the table below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Annualized Expense Ratio
	National	New York	California	High Income
Class A	0.84%	0.75%	0.76%	0.86%
Class B	1.53%	1.45%	1.46%	N/A
Class C	1.54%	1.45%	1.46%	1.55%
Advisor Class	0.55%	0.45%	0.46%	0.56%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2011 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s and Fitch

*	All data are as of April 30, 2011. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	19

Portfolio Summary

PORTFOLIO SUMMARY

April 30, 2011 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s and Fitch

*	All data are as of April 30, 2011. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). The Pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore are deemed AAA by the Adviser. The Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio Summary

NATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.4%
Long-Term Municipal Bonds – 102.4%
Alabama – 1.3%
Jefferson Cnty AL LT Sch Wts Series 04A 5.25%, 1/01/18-1/01/23	$3,900	$3,447,804
AGM Series 2004 5.50%, 1/01/21	1,000	957,310
Jefferson Cnty AL Swr FGIC Series 02 5.00%, 2/01/41 (Pre-refunded/ETM)	375	394,946
FGIC Series 02B 5.00%, 2/01/41 (Pre-refunded/ETM)	625	659,844
Montgomery AL BMC Spl Care Series 04C 5.25%, 11/15/29 (Pre-refunded/ETM)	2,190	2,499,776
Univ of Alabama at Birmingham Hosp Series 08A 5.75%, 9/01/22	3,000	3,191,190

		11,150,870

Arizona – 2.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.26%, 2/01/42(a)	3,850	3,387,268
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	1,240	1,024,042
Estrella Mtn CFD AZ Desert Vlg 7.375%, 7/01/27	2,418	2,423,126
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater) NPFGC Series 04 5.00%, 7/01/23	1,750	1,817,673
Pima Cnty AZ IDA (American Charter Sch Fdntn) Series 2007A 5.50%, 7/01/26	4,245	3,775,376
5.625%, 7/01/38	1,760	1,482,360
Pima Cnty AZ IDA (Horizon Learning Ctr) Series 05 5.125%, 6/01/20	3,310	3,024,843
Queen Creek AZ ID #1 5.00%, 1/01/26	1,900	1,759,989
Salt Verde Fin Corp. Gas (Citigroup, Inc.) 5.25%, 12/01/23	3,685	3,523,892

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	21

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sundance AZ CFD #1 Series 02 7.75%, 7/01/22	$416	$397,979

		22,616,548

California – 9.1%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	6,390	7,196,674
California GO 5.00%, 11/01/32	10,000	9,705,200
5.125%, 2/01/28 (Pre-refunded/ETM)	1,500	1,677,735
5.25%, 4/01/30	15	15,026
AGM Series 03 5.00%, 2/01/29	1,445	1,451,271
AMBAC 5.00%, 4/01/27	3,705	3,713,966
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,715	1,793,238
Series 2008A 5.375%, 8/15/20	510	538,377
5.50%, 8/15/23	80	82,508
Chula Vista CA IDR (San Diego Gas & Elec Co.) Series 96A 5.30%, 7/01/21	4,000	4,211,520
Golden St Tobacco Sec CA XLCA Series 03B 5.50%, 6/01/33 (Pre-refunded/ETM)	2,000	2,193,920
Long Beach CA Bond Fin Auth (Aquarium of The Pacific) AMBAC Series 2001 5.00%, 11/01/26	1,975	1,811,134
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	9,260	9,590,953
Los Angeles CA Harbor Dept Series 2009C 5.25%, 8/01/24	17,205	18,550,775
Manteca CA USD GO NPFGC Series 01 Zero Coupon, 9/01/31	11,910	2,865,784
Ontario CA Redev Fin Auth NPFGC Series 93 5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,118,170

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Bernardino Cnty CA COP Series 2009 5.25%, 8/01/26	$1,910	$1,876,441
San Diego Cnty CA Wtr Auth AGM Series 08A 5.00%, 5/01/25	3,000	3,183,270
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) Series 2010A 4.90%, 5/01/29	2,800	2,760,492
Tejon Ranch CA Pub Fac Fin CFD #2008-1 Series 2010A 7.375%, 9/01/40	2,820	2,723,020

		77,059,474

Colorado – 4.4%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch) Series 05 6.50%, 5/01/36	470	397,822
Colorado HFA SFMR (Colorado HFA) Series 99A-2 6.45%, 4/01/30	380	401,478
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc) 5.25%, 6/01/19-6/01/23	2,200	2,237,688
Colorado Hlth Fac Auth (Parkview Medical Center) Series 04 5.00%, 9/01/25	690	656,293
Denver CO Urban Renewal Auth (Stapleton) Series 2010B-1 5.00%, 12/01/24-12/01/25	9,175	9,467,570
E-470 Pub Hwy Auth CO 5.25%, 9/01/25	2,900	2,635,549
5.375%, 9/01/26	3,600	3,275,388
Northwest Pkwy Pub Hwy Auth CO AGM Series 01C 5.80%, 6/15/25 (Pre-refunded/ETM)(b)	9,000	10,648,440
Park Creek Met Dist CO Series 05 5.50%, 12/01/30	1,900	1,736,239
PV Wtr & San Met Dist CO Series 06 Zero Coupon, 12/15/17(c)	3,122	1,092,700

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	23

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Regional Trnsp Dist CO (Denver Transit Partners) 6.00%, 1/15/41	$2,400	$2,175,840
Three Springs Metro District #3 CO Series 2010 7.75%, 12/01/39	1,950	1,833,234
Todd Creek Farms Met Dist #1 CO 6.125%, 12/01/22(c)(d)	1,210	544,500
Series 04 6.125%, 12/01/19(c)	820	369,000

		37,471,741

Connecticut – 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital) RADIAN Series 05B 5.00%, 7/01/23	750	676,845

District of Columbia – 2.5%
District of Columbia (Catholic Univ of America) 5.00%, 10/01/34	700	672,896
District of Columbia (Friendship Pub Charter Sch) ACA 5.00%, 6/01/26	1,000	819,550
District of Columbia Tax Incr 5.25%, 12/01/26	9,600	10,521,984
District of Columbia Wtr & Swr Auth AGC Series 2008A 5.00%, 10/01/23	4,125	4,447,410
Washington DC Conv Ctr Ded Tax AMBAC 5.00%, 10/01/23	5,000	5,087,400

		21,549,240

Florida – 10.7%
Beacon Tradeport CDD FL Series 02B 7.25%, 5/01/33	1,005	984,468
Bonnet Creek Resort CDD FL Series 02 7.25%, 5/01/18	4,000	3,881,000
Capital Trust Agy FL (Cargo Acquisition Group) Series 02 6.25%, 1/01/19	455	442,046
Series 03 5.75%, 1/01/32	2,000	1,662,400

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Collier Cnty FL IDA (Allete) Series 96 6.50%, 10/01/25	$705	$707,052
Crossings at Fleming Is CDD FL Series 00C 7.05%, 5/01/15	980	981,833
7.10%, 5/01/30	2,240	2,183,126
Dade Cnty FL HFA MFHR (Golden Lakes Apts) Series 97A 6.00%, 11/01/32	250	248,210
6.05%, 11/01/39	750	737,595
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(c)(d)	1,445	476,850
Series 02B 6.625%, 5/01/33(c)(d)	620	204,600
Florida HFC MFHR (Mystic Pointe II Apts) Series 00 6.30%, 12/01/41	1,165	1,169,357
Florida HFC MFHR (Sable Chase Apts) AGM Series 00 6.00%, 5/01/40	3,580	3,595,143
Florida HFC MFHR (Spring Harbor Apts) Series 99C-1 5.90%, 8/01/39	2,455	2,292,258
Florida HFC MFHR (Waverly Apts) AGM Series 00C-1 6.50%, 7/01/40	2,790	2,816,589
Hollywood FL Cmnty Redev Agy (Beach CRA) XLCA 5.00%, 3/01/24	5,000	4,865,850
Indian Trace Dev Dist FL NPFGC Series 05 5.00%, 5/01/22-5/01/23	2,480	2,366,521
Jacksonville FL EDC (Mayo Clinic Jacksonville) Series 01C 5.50%, 11/15/36	6,750	6,777,337
Jacksonville FL Excise Tax AMBAC Series 02B 5.00%, 10/01/26	3,925	4,017,591

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	25

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport) AGM Series 00A 6.00%, 10/01/32	$9,500	$9,533,535
Marshall Creek CDD FL Series 02A 6.625%, 5/01/32	2,450	2,064,346
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL) Series 01A 6.80%, 11/15/31	5,100	4,957,200
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL) Series 08A 5.20%, 4/01/24	2,500	2,523,575
Miromar Lakes CDD FL Series 00A 7.25%, 5/01/12	5,360	5,273,275
Northern Palm Beach Cnty FL ID #27-B Series 02 6.40%, 8/01/32	1,040	990,111
Northern Palm Beach Cnty FL ID #43 6.10%, 8/01/21 (Pre-refunded/ETM)	510	521,980
Series 2001 6.10%, 8/01/21	30	28,721
Orange Cnty FL HFA MFHR (Loma Vista Apts) Series 99G 5.50%, 3/01/32	2,000	1,815,540
Orlando FL Spl Assmt Conroy Rd Series 98A 5.80%, 5/01/26	3,120	2,918,417
Pasco Cnty FL HFA MFHR (Pasco Woods Apts) Series 99A 5.90%, 8/01/39	3,620	3,380,030
Pier Park CDD FL Series 02-1 7.15%, 5/01/34	3,140	2,895,174
Preserve at Wilderness CDD FL Series 02A 7.10%, 5/01/33	1,355	1,319,756
Tampa FL (Univ of Tampa FL) RADIAN Series 02 5.625%, 4/01/32	3,175	3,104,229

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tara CDD FL Series 00A 7.15%, 5/01/31	$1,625	$1,613,040
Village Ctr CDD FL NPFGC 5.125%, 10/01/28	1,000	921,430
Volusia Cnty FL Ed Fac Auth (Embry-riddle Aeronautical Univ) Series 99A 5.75%, 10/15/29	2,000	1,910,260
West Palm Beach Cmnty Redev Agy 5.00%, 3/01/25-3/01/29	4,620	4,495,373

		90,675,818

Guam – 0.1%
Guam COP Series 2010A 6.875%, 12/01/40	515	493,978

Illinois – 8.0%
Chicago IL Brd of Ed GO AGM Series 07 5.00%, 12/01/24	15,000	15,041,100
Chicago IL GO AGM Series 2010 3682 5.00%, 1/01/29(e)	7,000	6,776,210
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt) XLCA Series 03B-1 5.25%, 1/01/34	5,100	4,772,733
Chicago IL Recovery Zone (BP PLC) 6.125%, 12/01/18	4,820	4,786,646
Chicago IL SA Lakeshore East Series 03 6.75%, 12/01/32	1,749	1,563,589
Chicago IL Sales Tax AGM Series 05 5.00%, 1/01/25	6,905	7,065,748
Chicago IL Tax Increment (Diversey/Narragansett Proj) 7.46%, 2/15/26	2,505	2,390,572
Gilberts IL SSA #1 Series 03 6.00%, 3/01/28	2,353	1,998,544
Hampshire IL SSA 5.80%, 3/01/26	2,281	1,939,078

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	27

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois Finance Auth (Greenfields of Geneva) Series 2010A 8.25%, 2/15/46	$2,250	$2,129,805
Illinois Finance Auth (Illinois Institute of Technology) Series 06A 5.00%, 4/01/31	750	520,290
Illinois Finance Auth (Park Place of Elmhurst) Series 2010A 8.25%, 5/15/45	2,225	2,111,525
Illinois Sports Fac Auth Spl Tax AMBAC Series 01 5.50%, 6/15/30	7,000	6,893,810
Manhattan SSA #2004-1 IL Series 05 5.875%, 3/01/28	2,227	1,981,295
Matteson IL GO 8.00%, 12/01/29(b)	3,350	2,418,499
Metro Pier & Expo Auth IL Spl Tax NPFGC Series 02A 5.25%, 6/15/42	3,500	3,286,045
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	2,320	2,231,283

		67,906,772

Indiana – 0.4%
Hendricks Cnty IN GO 5.50%, 7/15/23	1,165	1,214,128
Indiana Dev Fin Auth (Inland Steel Co.) Series 97 5.75%, 10/01/11	1,825	1,836,114

		3,050,242

Iowa – 0.0%
Coralville IA BANS Series 07C 5.00%, 6/01/18	240	256,560

Kansas – 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.) 5.25%, 5/15/22	1,260	991,154

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Louisiana – 3.3%
De Soto Parish LA PCR (International Paper Co.) Series A-2 5.00%, 10/01/12	$2,200	$2,286,482
Lafayette LA Communications XLCA 5.25%, 11/01/20-11/01/23	8,765	9,339,361
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease) 5.25%, 9/15/17	1,130	1,079,873
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group) Series 02 6.65%, 1/01/25	610	579,537
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA) Series 2009A 5.00%, 4/01/26	715	726,640
New Orleans LA GO NPFGC Series 05 5.00%, 12/01/29	3,990	3,895,517
5.25%, 12/01/21	4,495	4,565,976
RADIAN 5.00%, 12/01/18-12/01/19	4,140	4,239,580
RADIAN Series A 5.00%, 12/01/22	1,060	1,061,728

		27,774,694

Maryland – 1.0%
Anne Arundel Cnty MD Spl Oblig (National Business Park North) 6.10%, 7/01/40	885	808,846
Maryland CDA SFMR (Maryland CDA) Series 00A 6.10%, 7/01/38	6,285	6,286,948
Maryland Ind Dev Fin Auth (Medical Waste Assoc LP) Series 89 8.75%, 5/15/11(c)(d)	1,225	1,212,750

		8,308,544

Massachusetts – 3.0%
Massachusetts Dev Fin Agy (Emerson College) Series A 5.50%, 1/01/30	4,750	4,630,680

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	29

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Dev Fin Agy (Seven Hills Foundation) RADIAN Series 99 5.15%, 9/01/28	$6,035	$4,992,273
Massachusetts GO Series 02C 5.25%, 11/01/30 (Pre-refunded/ETM)	1,780	1,904,386
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys) RADIAN Series 01E 5.70%, 10/01/25	5,800	5,515,336
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare) RADIAN Series 01C 5.25%, 11/15/31	1,600	1,384,128
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) NPFGC Series 08 5.375%, 2/01/26	1,250	1,210,950
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	2,710	2,447,293
Massachusetts Port Auth (Delta Airlines, Inc.) AMBAC Series 2001A 5.50%, 1/01/19	4,000	3,489,040

		25,574,086

Michigan – 2.2%
Detroit MI Wtr Supply Sys AGM Series 2006A 5.00%, 7/01/24	9,980	9,931,797
Kalamazoo MI Fin Auth FGIC Series 94A 9.77%, 6/01/11 (Pre-refunded/ETM)(f)	240	241,694
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.25%, 7/01/30	1,000	830,600
5.75%, 7/01/25	710	647,037
Michigan HDA MFHR (Michigan HDA) AMBAC Series 97A 6.10%, 10/01/33	235	235,026
Plymouth MI Ed Ctr Charter Sch Series 05 5.375%, 11/01/30	2,000	1,595,920

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wayne State Univ MI Series 2009 5.00%, 11/15/29	$5,215	$5,309,131

		18,791,205

Minnesota – 1.0%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	1,350	1,352,768
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,285	1,216,008
Minneapolis MN Common Bond Fd 6.00%, 12/01/40	3,000	3,030,270
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr) Series 04 5.10%, 9/01/25	2,700	2,601,450

		8,200,496

Mississippi – 1.9%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections) 5.25%, 8/01/27	15,000	15,749,250

Missouri – 2.3%
Kansas City MO IDA Arpt (Cargo Acquisition Group) Series 02 6.25%, 1/01/30	1,930	1,719,630
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena) Series 08C 5.00%, 4/01/28	14,000	14,277,760
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc) Series 05C 5.00%, 3/01/26	1,000	1,002,280
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs) 5.50%, 2/01/42	1,880	1,635,506
Riverside MO IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	650	619,040

		19,254,216

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	31

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Nevada – 7.0%
Carson City NV Hosp (Carson Tahoe Hospital) RADIAN Series 03A 5.125%, 9/01/29	$4,800	$4,035,216
Clark Cnty NV Airport PFC (Mccarran Airport) 5.25%, 7/01/18	9,090	9,998,546
Clark Cnty NV GO AMBAC Series 2006 5.00%, 11/01/23	13,250	13,745,285
Clark Cnty NV SD GO NPFGC-RE 5.00%, 6/15/22	5,720	5,957,780
Las Vegas NV Wtr Dist NPFGC-RE Series 05 5.00%, 6/01/27	5,000	5,084,500
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	5,800	6,016,746
Nevada Sys Hgr Ed (Univ of Nevada) AMBAC Series 2005B 5.00%, 7/01/26	6,715	6,817,605
AMBAC Series B 5.00%, 7/01/25	6,985	7,126,935

		58,782,613

New Hampshire – 1.0%
New Hampshire Bus Fin Auth (Public Service New Hampshire) Series 93E 6.00%, 5/01/21	4,000	4,028,960
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys) Series 04 5.375%, 7/01/24	1,680	1,689,794
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp) AGM Series 02 5.50%, 8/01/27	2,250	2,306,025

		8,024,779

New Jersey – 1.4%
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/27	3,675	3,214,669

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Ed Fac Auth AMBAC Series 02A 5.125%, 9/01/22 (Pre-refunded/ETM)	$2,500	$2,658,000
New Jersey EDA (New Jersey Lease Sch Fac) Series 05 5.25%, 3/01/25	6,200	6,308,996

		12,181,665

New Mexico – 1.4%
Clayton NM Jail Proj CIFG NA 5.00%, 11/01/25-11/01/27	13,095	12,093,080

New York – 3.0%
Erie Cnty NY IDA (Buffalo NY SD GO) AGM Series 04 5.75%, 5/01/25-5/01/26	5,100	5,345,529
New York NY GO 5.125%, 12/01/27(e)	1,000	1,044,450
5.25%, 9/01/23	5,000	5,479,600
Series 04G 5.00%, 12/01/23	895	943,106
Series 2003A 5.50%, 8/01/21 (Pre-refunded/ETM)	625	694,125
5.50%, 8/01/21	4,375	4,679,019
Series 2003I 5.75%, 3/01/17 (Pre-refunded/ETM)	420	460,328
Series 2007 5.00%, 1/01/23	1,000	1,066,300
New York NY IDA (Lycee Francais) Series 02C 6.80%, 6/01/28	2,500	2,575,025
New York St Dormitory Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21	1,760	1,804,229
New York St HFA (New York St Pers Income Tax) NPFGC-RE Series 05A 5.00%, 9/15/25	1,200	1,250,808
New York St Liberty Corp. (National Sports Museum Proj) 6.125%, 2/15/19(c)(d)	1,188	12

		25,342,531

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	33

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
Iredell Cnty NC COP (Iredell Cnty Sch Proj) AGM Series 08 5.25%, 6/01/22	$920	$1,011,034
North Carolina Eastern Mun Pwr Agy AMBAC Series 05A 5.25%, 1/01/20	1,000	1,060,880
North Carolina Med Care Comm (Pennybyrn at Maryfield) 6.00%, 10/01/23	1,895	1,623,920

		3,695,834

North Dakota – 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health) Series 2006 5.125%, 7/01/18-7/01/20	2,065	2,073,715

Ohio – 3.1%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	5,500	5,907,165
Cleveland OH Pub Pwr Sys NPFGC-RE Series 06A 5.00%, 11/15/18	2,835	3,050,063
Cuyahoga Cnty OH Port Auth (University Square Proj) Series 01 7.35%, 12/01/31	8,400	8,422,596
Hamilton Cnty OH Sales Tax AMBAC Series B 5.25%, 12/01/32	1,440	1,425,269
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.) Series 92 6.45%, 12/15/21	6,730	7,403,336

		26,208,429

Oregon – 0.5%
Forest Grove OR (Pacific Univ) RADIAN Series 05A 5.00%, 5/01/28	2,995	2,672,768
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc) Series 02B 5.45%, 7/01/32	1,585	1,555,614

		4,228,382

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.0%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University) Series 02 5.50%, 3/01/28	$5,665	$5,710,433
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp) Series 02A 5.125%, 6/01/32	2,000	1,883,240
Montgomery Cnty PA IDA (New Regional Medical Ctr) 5.25%, 8/01/33	4,735	4,751,809
Pennsylvania IDA (Pennsylvania SRF) Series 08A 5.50%, 7/01/23	3,940	4,246,020
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 5.25%, 7/01/24(c)	1,030	820,529
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-allegheny Cnty PA Sales Tax) AGM 5.00%, 2/01/31	6,925	6,898,685
South Central Gen Auth PA NPFGC Series 01 5.25%, 5/15/31 (Pre-refunded/ETM)	685	692,884
Susquehanna PA Arpt Fac (Aero Harrisburg LLC) Series 99 5.50%, 1/01/24	460	346,293

		25,349,893

Puerto Rico – 1.4%
Puerto Rico GO 5.25%, 7/01/23	1,700	1,689,324
Series 01A 5.50%, 7/01/19	1,000	1,041,930
Series 03A 5.25%, 7/01/23	500	499,075
Series 04A 5.25%, 7/01/19	2,880	2,919,888
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	521,125

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	35

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	$1,065	$1,079,292
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19-6/01/20	4,460	4,468,349

		12,218,983

Rhode Island – 0.6%
Rhode Island EDC (Providence Place Mall) RADIAN Series 00 6.125%, 7/01/20	5,500	5,242,160

South Carolina – 1.0%
Dorchester Cnty SC SD #2 Lease Series 06 5.00%, 12/01/30	1,500	1,472,400
AGC 5.00%, 12/01/29	400	396,640
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease) AGC Series 05 5.00%, 12/01/27	6,225	6,148,806

		8,017,846

Tennessee – 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj) Series 06C 5.00%, 9/01/22	1,990	1,860,570
5.25%, 9/01/26	275	256,845

		2,117,415

Texas – 12.6%
Alvin TX ISD GO Series 2004B 5.00%, 2/15/28	1,290	1,374,560
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence) 5.00%, 7/01/27	475	424,398
Camino Real Regl Mob Auth TX 5.00%, 2/15/21-2/15/22	4,270	4,270,637
Series 2008 5.00%, 8/15/21	1,790	1,790,304
Corpus Christi TX Gen Arpt AGM Series 00B 5.375%, 2/15/30	7,100	7,114,697

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Dallas Fort Worth TX Intl Arpt NPFGC-RE Series 01 5.50%, 11/01/35	$13,400	$12,743,400
Ector Cnty TX ISD GO 5.25%, 8/15/27	160	168,413
El Paso Cnty TX Hosp Dist GO AGC Series 2008A 5.00%, 8/15/23	5,000	5,474,750
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac) 5.50%, 10/01/19	535	516,821
Grapevine TX Arpt Fac (Cargo Acquisition Group) 6.50%, 1/01/24	930	874,200
Guad Blanco River Auth TX NPFGC Series 04A 5.00%, 8/15/24	1,895	1,922,345
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys) 5.25%, 7/01/28	5,700	5,017,368
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.) Series 05 5.00%, 8/15/14-8/15/19	730	734,017
Houston TX IDC (Cargo Acquisition Group) Series 02 6.375%, 1/01/23	2,990	2,801,690
Magnolia TX ISD GO 5.00%, 8/15/20	6,165	6,873,235
North Texas Hgr Ed Auth (United Regl Hlth Care Sys) AGM Series 07 5.00%, 9/01/24	1,000	1,020,020
San Antonio TX Elec & Gas 5.00%, 2/01/25 (Pre-refunded/ETM)	65	74,138
5.00%, 2/01/25	2,435	2,555,825
Series 08 5.00%, 2/01/26	6,830	7,346,689
Series 2009A 5.25%, 2/01/24	3,260	3,650,809
San Antonio TX GO Series 02 5.00%, 2/01/22-2/01/23	4,545	4,646,444
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ) Series 04 5.25%, 9/01/28	1,000	920,810

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	37

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living) 5.50%, 11/15/22	$2,210	$2,032,559
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj) 8.125%, 11/15/44	2,150	2,057,657
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way) 8.00%, 11/15/28	2,000	1,928,940
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	9,040	9,247,106
Texas Private Acvty Bond Srfc Trnsp Corp. (Nte Mobility Partners LLC Project) 6.875%, 12/31/39	2,280	2,316,070
Texas Turnpike Auth (Central Texas Turnpike) AMBAC Series 02A 5.50%, 8/15/39	9,500	8,807,545
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth) 5.25%, 7/01/26	2,000	1,782,320
Wichita TX ISD GO Series 2007 5.00%, 2/01/27	6,000	6,406,200

		106,893,967

Utah – 0.4%
Intermountain Pwr Agy UT Series 2008A 5.25%, 7/01/23	2,750	2,852,548
Timber Lakes UT Wtr Spl Svc Dist 8.125%, 6/15/31	840	829,651

		3,682,199

Virginia – 0.0%
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	378	370,580

Washington – 9.0%
Clark Cnty WA PUD #1 5.00%, 1/01/23	12,635	13,184,496
Energy Northwest WA (Bonneville Power Admin) Series 2006 5.00%, 7/01/24	4,055	4,298,341
AMBAC 5.00%, 7/01/21	11,470	12,026,524

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

FYI Properties (Washington St Lease Dept Info Svc Proj) 5.25%, 6/01/26	$4,000	$4,192,800
Series 2009 5.00%, 6/01/27	615	627,669
King Cnty WA SD #414 GO NPFGC 5.00%, 12/01/24	4,500	4,848,525
Spokane WA GO AMBAC 5.00%, 12/01/22	7,940	8,575,835
Tacoma WA Refuse Util XLCA Series 06 5.00%, 12/01/18	3,615	3,915,949
Washington St GO 5.00%, 7/01/24(e)	9,000	9,990,000
AMBAC 5.00%, 1/01/24	5,000	5,304,100
NPFGC-RE 5.00%, 1/01/27	6,380	6,703,147
Washington St HFC (Skyline at First Hill Proj) Series 2007A 5.625%, 1/01/27-1/01/38	3,490	2,277,402

		75,944,788

West Virginia – 0.9%
Fairmont WV St College NPFGC-RE Series 02A 5.375%, 6/01/27	2,500	2,543,025
West Virginia EDA (West Virginia Lottery) Series 2010A 5.00%, 6/15/35	5,000	5,014,250

		7,557,275

Wisconsin – 1.1%
Milwaukee WI (Cargo Acquisition Group) Series 02 6.50%, 1/01/25	1,930	1,808,758
Oneida Tribe of Indians WI Retail Sales 6.50%, 2/01/31(g)	2,465	2,525,417
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys) 5.25%, 8/15/20	5,000	4,913,200

		9,247,375

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	39

National Portfolio—Portfolio of Investments

U.S. $ Value

Total Investments – 102.4% (cost $878,468,539)	$866,825,242
Other assets less liabilities – (2.4)%	(20,619,898)

Net Assets – 100.0%	$846,205,344

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$154,907
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.129%		766,200
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(346,991)
Merrill Lynch	2,500	11/15/26	4.378%		SIFMA	*	(421,181)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at April 30, 2011.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	Illiquid security.

(d)	Security is in default and is non-income producing.

(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(f)	Variable rate coupon, rate shown as of April 30, 2011.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the market value of this security amounted to $2,525,417 or 0.3% of net assets.

As of April 30, 2011, the Portfolio held 41.7% of net assets in insured bonds (of this amount 5.3% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

CIFG NA – CIFG Assurance North America Inc.

COP – Certificate of Participation

CRA – Community Redevelopment Agency

EDA – Economic Development Agency

EDC – Economic Development Corporation

ETM – Escrowed to Maturity

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio—Portfolio of Investments

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

ID – Improvement District

IDA – Industrial Development Authority/Agency

IDC – Industrial Development Corporation

IDR – Industrial Development Revenue Bond

ISD – Independent School District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PCR – Pollution Control Revenue Bond

PFC – Passenger Facility Charge

PUD – Public Utility District

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SRF – State Revolving Fund

SSA – Special Services Area

USD – Unified School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	41

National Portfolio—Portfolio of Investments

HIGH INCOME MUNICIPAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 108.9%
Long-Term Municipal Bonds – 108.9%
Alabama – 1.0%
Selma AL IDB (International Paper Co.) Series 2010A 5.80%, 5/01/34	$4,615	$4,472,720

Arizona – 4.2%
Downtown Phoenix Hotel Corp. AZ FGIC Series 2005A 5.00%, 7/01/40	6,930	5,181,492
Pima Cnty AZ IDA (American Charter Sch Fdntn) Series 2007A 5.50%, 7/01/26	2,105	1,872,124
5.625%, 7/01/38	3,825	3,221,606
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	10,240	8,409,395

		18,684,617

California – 12.1%
Bay Area Toll Authority CA Series 2006F 5.00%, 4/01/25(a)	7,570	7,815,495
California Dept Wtr Res Pwr 5.00%, 5/01/16	5,500	6,299,810
California Ed Fac Auth (California Clg of Arts) 5.00%, 6/01/30	1,140	938,300
California GO 5.00%, 12/01/37	705	656,961
California Mun Fin Auth (Azusa Pacific University) Series 2011B 7.75%, 4/01/31	3,600	3,660,516
California Statewide CDA (Thomas Jefferson Sch Law) Series 2008A 7.25%, 10/01/38	4,650	4,678,598
Chino CFD CA #2009-1 6.75%, 9/01/40	1,000	965,290
Compton CA CRA (Compton CA Tax Alloc) Series 2010A 5.50%, 8/01/30	2,635	2,270,079

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Series 2010B 5.00%, 8/01/25	$1,420	$1,208,633
Golden St Tobacco Sec CA (Golden St Tob Securitization) Series 2007A-1 5.125%, 6/01/47	7,890	4,791,834
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series 2010B 5.00%, 5/15/31	7,230	7,157,700
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.) Series 2002C 7.50%, 12/01/24	4,625	4,524,730
Los Angeles CA USD GO Series 2010 KRY 5.25%, 7/01/25(a)	1,000	1,048,070
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010 6.00%, 3/01/36	450	405,585
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A 6.00%, 9/01/30	1,235	1,138,176
San Francisco City/Cnty CA COP Series 2009A 5.00%, 4/01/29	3,115	3,128,986
Tejon Ranch CA Pub Fac Fin CFD #2008-1 Series 2010A 7.375%, 9/01/40	2,000	1,931,220
Turlock CA Hlth Fac COP (Emanuel Medical Center) 5.375%, 10/15/34	2,225	1,800,403

		54,420,386

Colorado – 3.3%
Colorado Hlth Fac Auth (American Baptist Homes of The Midwest) Series 2009A 7.75%, 8/01/39	965	965,984
Denver CO City & Cnty Arpt (Denver Intl Airport) 5.00%, 11/15/15	2,500	2,694,925
E-470 Pub Hwy Auth CO 5.25%, 9/01/25	600	545,286
5.375%, 9/01/26	3,800	3,457,354

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	43

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Fitzsimons Vlg Met Dist #1 CO Series 2010A 7.50%, 3/01/40	$1,500	$1,451,760
Park Creek Met Dist CO 5.50%, 12/01/37	2,300	2,045,091
Regional Trnsp Dist CO (Denver Transit Partners) 6.00%, 1/15/41	1,600	1,450,560
Three Springs Metro District #3 CO Series 2010 7.75%, 12/01/39	2,550	2,397,306

		15,008,266

District of Columbia – 0.9%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,205	4,160,679

Florida – 5.7%
Citizens Ppty Ins Corp. FL 5.00%, 6/01/15	6,105	6,511,959
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group) 5.00%, 11/15/22-11/15/32	2,600	2,193,511
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL) 5.375%, 11/15/28	1,130	961,359
Series 2004 6.75%, 11/15/21	3,180	3,251,741
Mid-Bay Brdg Auth FL Series 2011A 7.25%, 10/01/40	4,000	4,008,280
Palm Beach Cnty FL Hlth Fac Auth (Lifespace Communities) 5.875%, 11/15/37	4,250	3,827,338
St. John’s Cnty FL IDA (Presbyterian Retirement Svc) Series 2010A 5.875%, 8/01/40	4,000	3,578,680
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ) RADIAN Series 2005 5.00%, 10/15/35	1,840	1,500,354

		25,833,222

Georgia – 1.7%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.) 2.50%, 1/01/38	2,000	2,003,900

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

De Kalb Cnty GA Hosp Auth (De Kalb Medical Center) 6.125%, 9/01/40	$6,100	$5,493,782

		7,497,682

Guam – 0.2%
Guam COP Series 2010A 6.875%, 12/01/40	910	872,854

Idaho – 0.9%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj) Series 2010A 7.00%, 2/01/36	4,000	3,953,080

Illinois – 11.6%
Chicago IL GO AGM Series 2010 3682 5.00%, 1/01/29(a)	3,000	2,904,090
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt) Series 2010B 5.00%, 1/01/26	1,285	1,286,709
Chicago IL Recovery Zone (BP PLC) 6.125%, 12/01/18	3,215	3,192,752
Chicago IL Tax Increment (Metramarket Chicago Proj) Series 2010A 6.87%, 2/15/24	1,309	1,332,747
Illinois Finance Auth (Elmhurst Mem Healthcare) Series 2008A 5.625%, 1/01/37	6,595	5,673,876
Illinois Finance Auth (Greenfields of Geneva) Series 2010A 8.25%, 2/15/46	4,000	3,786,320
Illinois Finance Auth (Illinois Institute of Technology) 5.00%, 4/01/19	2,980	2,438,832
Illinois Finance Auth (Navistar International Corp.) 6.50%, 10/15/40	1,900	1,913,224
Illinois Finance Auth (Northwestern Univ) 1.75%, 12/01/34	5,000	5,027,550
Illinois Finance Auth (OSF Healthcare Sys) 6.00%, 5/15/39	5,950	5,716,284

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	45

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Illinois Finance Auth (Park Place of Elmhurst) Series 2010A 8.125%, 5/15/40	$1,250	$1,184,350
8.25%, 5/15/45	2,775	2,633,475
Illinois Finance Auth (Provena Health) Series B 6.00%, 5/01/34	2,025	1,864,357
Illinois Finance Auth (Swedish Covenant Hospital) 6.00%, 8/15/38	3,360	3,158,501
Illinois Finance Auth (The Admiral at The Lake) Series 2010A 8.00%, 5/15/46	4,800	4,578,816
Matteson IL GO 8.00%, 12/01/29(b)	5,000	3,609,700
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	1,885	1,812,918

		52,114,501

Indiana – 2.5%
Indiana Finance Auth (Kings Daughters Hospital) 5.50%, 8/15/40	6,000	4,885,080
Indiana Hlth Fac Fin Auth (Community Fndtn of Northwest Indiana)
5.50%, 3/01/37	1,305	1,152,941
Whiting IN Envrn Fac (BP PLC) 5.00%, 1/01/16	5,000	5,424,750

		11,462,771

Kansas – 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax) Series 2010B Zero Coupon, 6/01/21	8,165	4,545,047

Kentucky – 1.4%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys) 6.375%, 3/01/40	2,000	1,876,220
Series 2010 A 6.00%, 6/01/30	3,540	3,351,566
Series 2010A 6.375%, 6/01/40	1,000	943,970

		6,171,756

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Louisiana – 4.7%
Louisiana Gas and Fuels Tax 5.00%, 5/01/26(a)	$10,000	$10,420,800
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation) 5.625%, 10/01/30	1,200	1,147,416
Series 2010A 5.875%, 10/01/40	3,000	2,766,300
6.00%, 10/01/44	1,740	1,624,064
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn) Series 2007A 5.25%, 5/15/38	2,200	1,801,668
5.375%, 5/15/43	4,235	3,437,676

		21,197,924

Maryland – 0.2%
Anne Arundel Cnty MD Spl Oblig (National Business Park North) 6.10%, 7/01/40	1,000	913,950

Massachusetts – 1.9%
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	1,550	1,399,743
Massachusetts Port Auth (Delta Airlines, Inc.) AMBAC Series 2001A 5.00%, 1/01/27	1,475	1,053,548
5.50%, 1/01/13-1/01/19	6,800	6,214,642

		8,667,933

Michigan – 3.9%
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.75%, 7/01/25	635	578,688
6.00%, 7/01/35	1,310	1,131,054
Michigan Hosp Fin Auth (Henry Ford Hlth Sys) Series 2006A 5.25%, 11/15/46	6,800	5,734,168
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack - Pace) 8.00%, 4/01/30	1,195	1,229,285
Series 2010 8.00%, 4/01/40	500	511,745
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt) 5.00%, 12/01/14	4,000	4,215,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	47

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

NPFGC-RE 5.00%, 12/01/27	$4,630	$4,157,184

		17,557,124

Minnesota – 1.9%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.) Series 2006A 6.00%, 12/01/46	1,775	1,499,005
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,145	1,083,525
St Paul Housing & Redev Auth (Healtheast) Series 2005 6.00%, 11/15/30	1,580	1,397,826
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs) Series 2009 5.75%, 7/01/39	3,000	2,809,650
Washington Cnty MN Hsg & Redev Auth (Healtheast) 5.50%, 11/15/27	2,000	1,726,380

		8,516,386

Missouri – 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs) 5.50%, 2/01/42	1,520	1,322,324

New Jersey – 3.8%
New Jersey EDA (Continental Airlines) 6.25%, 9/15/29	3,900	3,510,741
6.40%, 9/15/23	3,000	2,824,020
Series 1999 6.25%, 9/15/19	375	358,519
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	5,240	4,541,089
Tobacco Settlement Fin Corp. Series 2007 1A 4.75%, 6/01/34	3,000	1,853,370
5.00%, 6/01/41	6,265	3,882,170

		16,969,909

New York – 12.7%
Nassau Cnty NY IDA (Amsterdam at Harborside) Series 2007A 6.50%, 1/01/27	1,865	1,756,681

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

6.70%, 1/01/43	$2,190	$1,973,978
New York NY GO 5.125%, 12/01/27(a)	7,340	7,666,263
New York NY IDA (American Airlines, Inc.) 7.75%, 8/01/31	2,000	2,026,080
8.00%, 8/01/28	5,550	5,698,795
Series 2005 7.50%, 8/01/16	1,110	1,135,286
7.625%, 8/01/25	565	571,616
New York NY Transitional Fin Auth 5.00%, 2/01/26(a)	10,000	10,774,500
New York St Dormitory Auth (New York St Pers Income Tax) Series 2009A 5.00%, 2/15/29(a)	7,500	7,848,600
New York St Thruway Auth (New York St Thruway Auth Ded Tax) AGM Series B 5.00%, 4/01/15	5,300	5,969,284
Port Authority of NY & NJ 5.00%, 9/15/14	5,000	5,487,250
Port Authority of NY & NJ (Delta Airlines, Inc.) 6.00%, 12/01/42	2,285	2,194,423
Suffolk Cnty NY EDC (Peconic Landing at Southold) 6.00%, 12/01/40	1,000	942,100
Suffolk Cnty NY IDA (New York Institute of Technology) 5.00%, 3/01/26	50	47,925
Westchester Cnty Hlth Care Corp. NY Series 2010B 5.00%, 11/01/14	3,000	3,146,700

		57,239,481

North Carolina – 0.5%
North Carolina Med Care Comm (Pennybyrn at Maryfield) 6.00%, 10/01/23	1,580	1,353,981
Series A 6.125%, 10/01/35	1,000	763,750

		2,117,731

Ohio – 3.9%
Buckeye OH Tob Stlmnt Fin Auth Series 2007A-2 5.875%, 6/01/47	7,125	4,764,416

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	49

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Butler Cnty OH Hosp Fac (UC Health) 5.50%, 11/01/40	$6,750	$5,522,242
Erie Cnty OH Hosp (Firelands Regional Med Ctr) 5.25%, 8/15/46	3,710	2,887,530
Series 2002A 5.625%, 8/15/32	2,225	1,962,428
Series 2006A 5.00%, 8/15/36	1,290	1,013,966
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	1,250	1,282,675

		17,433,257

Oregon – 1.8%
Oregon Dept of Admin Svcs (Oregon Lottery) Series 2011A 5.25%, 4/01/25(a)	7,310	8,171,703

Pennsylvania – 3.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	4,810	3,615,581
Allegheny Cnty PA IDA (United States Steel Corp.) 6.75%, 11/01/24	2,875	3,075,962
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45	4,170	3,627,900
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.) 6.50%, 12/01/25	4,000	3,847,000

		14,166,443

Puerto Rico – 0.6%
Puerto Rico Elec Pwr Auth Series 2010ZZ 5.25%, 7/01/23	2,455	2,485,098

Rhode Island – 0.6%
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec) 6.25%, 6/01/42	3,160	2,740,478

South Dakota – 0.2%
Sioux Falls SD Hlth Fac (Dow Rummel Village) 5.00%, 11/15/26	1,020	805,749

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Tennessee – 2.3%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN) 5.50%, 7/01/36	$6,450	$5,549,064
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport) Series 2011A-2 5.00%, 7/01/15	3,135	3,373,197
Sullivan Cnty TN Hlth & HFB (Wellmont Hlth Sys Proj) Series 2006C 5.25%, 9/01/36	1,575	1,306,526

		10,228,787

Texas – 10.5%
Austin TX Convention Ctr Enterprise Series 2006B 6.00%, 1/01/20(c)	1,195	1,170,455
Brazos River TX Hbr Nav Dist (Dow Chemical Co.) Series 2008A 5.95%, 5/15/33	5,000	4,862,450
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys) 5.25%, 7/01/28	3,800	3,344,912
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living) 5.25%, 11/15/16	750	737,993
5.50%, 11/15/22	4,000	3,678,840
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj) 8.125%, 11/15/44	3,000	2,871,150
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Northwest Sr Hsg Corp. - Edgemere Proj) Series 2006A 6.00%, 11/15/36	2,500	2,228,800
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way) 8.00%, 11/15/28	2,000	1,928,940
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	7,450	7,620,679
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	6,450	6,552,039
Texas St Pub Fin Auth Charter Sch Fin Corp. (Cosmos Fndtn, Inc.) Series 2010A 6.20%, 2/15/40	5,000	4,718,600

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	51

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth) 5.00%, 7/01/33	$2,400	$1,911,168
Series 2007B 5.00%, 7/01/37	3,520	2,749,965
Viridian Mun Mgmt Dist TX 9.00%, 12/01/37	3,000	3,017,880

		47,393,871

Utah – 2.2%
Timber Lakes UT Wtr Spl Svc Dist 8.125%, 6/15/31	4,000	3,950,720
Utah St Charter Sch Fin Auth (Early Light Academy) 8.50%, 7/15/46	2,000	1,981,900
Utah St Charter Sch Fin Auth (Hawthorn Academy) 8.25%, 7/15/46	2,000	1,957,020
Utah St Charter Sch Fin Auth (North Star Academy) Series 2010A 7.00%, 7/15/45	1,840	1,790,890

		9,680,530

Virginia – 0.8%
Tobacco Settlement Fin Corp. VA Series 2007B1 5.00%, 6/01/47	6,240	3,590,246

Washington – 6.0%
Seattle WA Mun Light & PWR 5.00%, 2/01/26(a)	7,500	8,112,300
Washington St 5.00%, 7/01/25(a)	10,000	10,969,000
Washington St GO 5.00%, 7/01/24(a)	5,000	5,550,000
Washington St HFC (Skyline at First Hill Proj) Series 2007A 5.625%, 1/01/27-1/01/38	3,425	2,273,529

		26,904,829

Wisconsin – 0.5%
Oneida Tribe of Indians WS Retail Sales 6.50%, 2/01/31(c)	435	445,662
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys) 5.125%, 8/15/33	845	704,806
5.25%, 8/15/34	1,090	918,369

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

	Principal Amount (000)	U.S. $ Value

Series 2006B 5.125%, 8/15/26	$400	$357,524

		2,426,361

Total Long-Term Municipal Bonds (cost $508,640,166)		489,727,695

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10%(d) (cost $617,041)	617,041	617,041

Total Investments – 109.1% (cost $509,257,207)		490,344,736
Other assets less liabilities – (9.1)%		(40,738,517)

Net Assets – 100.0%		$449,606,219

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$15,000	5/15/24	2.942%		SIFMA *	$38,469
JPMorgan Chase Bank NA	8,500	7/9/25	SIFMA	*	3.167%	156,898
Morgan Stanley Capital Services, Inc.	2,500	3/17/22	SIFMA	*	3.072%	82,982
Morgan Stanley Capital Services, Inc.	3,000	6/11/22	SIFMA	*	2.965%	46,057

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

CREDIT DEFAULT SWAP CONTRACTS ON INDICES (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at April 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley:
CDX-NAHYS 5.00% 6/20/15, 6/20/15*	5.00%	3.46%	$5,000	$311,111	$123,762	$434,873

*	Termination date

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	53

Portfolio of Investments—High Income Municipal Portfolio

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate market value of these securities amounted to $1,616,117 or 0.4% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of April 30, 2011, the Fund held 6.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CFD	– Community Facilities District
COP	– Certificate of Participation
CRA	– Community Redevelopment Agency
EDA	– Economic Development Agency
EDC	– Economic Development Corporation
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFC	– Housing Finance Corporation
IDA	– Industrial Development Authority/Agency
IDB	– Industrial Development Board
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SD	– School District
USD	– Unified School District

See notes to financial statements.

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments—High Income Municipal Portfolio

NEW YORK PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.4%
Long-Term Municipal Bonds – 102.4%
New York – 89.0%
Albany Cnty NY Arpt Auth AGM 5.00%, 12/15/25-12/15/26	$4,540	$4,658,427
Albany NY IDA (St. Peter’s Hosp) Series A 5.75%, 11/15/22	795	801,861
Cortland Cnty NY IDA (Cortland Memorial Hospital) RADIAN Series 02 5.25%, 7/01/32	2,700	2,474,010
Dutchess Cnty NY IDA (Bard College) 5.00%, 8/01/19-8/01/21	1,450	1,495,965
East Rochester NY HSG Auth (St. John’s Meadows Proj) Series 2010A 5.00%, 4/20/27	2,550	2,603,932
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax) Series 2010A 5.00%, 5/15/22-5/15/23	9,965	11,123,661
Erie Cnty NY GO NPFGC Series 05A 5.00%, 12/01/20	5,990	6,307,051
Erie Cnty NY IDA (Buffalo NY SD GO) AGM Series 04 5.75%, 5/01/25	1,400	1,468,026
Glen Cove NY IDA Series 92B Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	9,332,929
Hempstead NY IDA (Adelphi Univ) Series 02 5.50%, 6/01/32	1,000	1,003,670
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg) Series 00 6.50%, 11/01/30	2,000	2,017,440
Long Island Pwr Auth NY NPFGC-RE Series 06A 5.00%, 12/01/19-12/01/24	8,300	8,751,794

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	55

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Metropolitan Trnsp Auth NY Series 02 5.25%, 11/15/31	$5,000	$5,007,900
Series 02A 5.125%, 11/15/31	5,500	5,441,370
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax) Series A 5.25%, 11/15/30	10,000	10,066,900
NPFGC 5.00%, 11/15/18-11/15/21	11,890	12,971,050
Monroe Cnty NY IDA MFHR (Southview Towers Apts) Series 00 6.25%, 2/01/31	1,130	1,131,582
Montgomery Cnty NY IDA (New York St BOCES Prog) XLCA Series 05A 5.00%, 7/01/24	1,000	969,920
Nassau Cnty NY IDA (Amsterdam at Harborside) Series 2007A 6.50%, 1/01/27	2,120	1,996,870
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee) AMBAC Series 05 5.00%, 11/15/30	10,000	10,044,000
New York NY GO 5.00%, 1/01/21	5,000	5,389,750
Series 03 5.75%, 3/01/15 (Pre-refunded/ETM)	2,350	2,575,647
Series 04G 5.00%, 12/01/23	3,225	3,398,344
Series 04I 5.00%, 8/01/21	11,400	12,149,664
Series 05J 5.00%, 3/01/24	5,000	5,264,250
Series 2003I 5.75%, 3/01/17 (Pre-refunded/ETM)	420	460,328
AGM Series 04E 5.00%, 11/01/21	4,000	4,282,520
XLCA Series 04I 5.00%, 8/01/18	10,000	10,936,800
New York NY HDC MFHR (New York NY HDC) Series 01C-2 5.40%, 11/01/33	3,030	3,030,545

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 02A 5.50%, 11/01/34	$1,250	$1,239,900
NPFGC-RE Series 05P6-A 5.00%, 7/01/19	10,000	10,587,300
New York NY Hlth & Hosp Corp. AGM Series 02A 5.125%, 2/15/23 (Pre-refunded/ETM)	1,500	1,557,345
AMBAC Series 03A 5.25%, 2/15/22	5,700	5,836,686
New York NY IDA (Airis JFK 1 LLC) Series 01A 5.50%, 7/01/28	9,000	7,615,080
New York NY IDA (Lycee Francais) Series 02C 6.80%, 6/01/28	2,500	2,575,025
New York NY IDA (Magen David Yeshivah) ACA Series 02 5.70%, 6/15/27(a)	1,600	1,040,000
New York NY IDA (Spence School) 5.20%, 7/01/34	3,155	3,169,892
New York NY IDA (Staten Island Univ Hosp) Series 01B 6.375%, 7/01/31	1,880	1,859,828
New York NY IDA (Terminal One Group Assn) Series 05 5.50%, 1/01/24	800	811,072
New York NY Mun Wtr Fin Auth 5.00%, 6/15/27	15,110	15,975,803
Series 03A 5.00%, 6/15/27	1,000	1,023,090
Series CC 2008 5.125%, 6/15/30	10,300	10,655,968
New York NY TFA Bldg Aid NPFGC-RE 5.00%, 7/15/21	7,000	7,511,560
New York NY Trnsl Fin Auth 5.00%, 11/01/24	5,000	5,264,600
Series 02A 5.50%, 11/01/26(b)	5,000	5,116,850
NPFGC Series 03D 5.25%, 2/01/18 (Pre-refunded/ETM)	10,000	10,839,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	57

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York NY Trst for Cult Res (Museum of Modern Art) AMBAC Series 01D 5.125%, 7/01/31	$14,000	$14,081,060
New York St Dormitory Auth Series 02 5.00%, 7/01/32 (Pre-refunded/ETM)	4,000	4,217,680
Series 04A 5.25%, 7/01/21 (Pre-refunded/ETM)	575	653,672
FHA Series 02-34 5.20%, 2/01/32 (Pre-refunded/ETM)	3,965	4,365,584
New York St Dormitory Auth (Cabrini Westchester) 5.10%, 2/15/26	1,850	1,975,301
New York St Dormitory Auth (Cornell Univ) 5.00%, 7/01/25	2,465	2,677,927
Series B 5.00%, 7/01/27	4,925	5,275,906
Series C 5.00%, 7/01/29	2,000	2,122,060
New York St Dormitory Auth (Eger Hlth and Rehab Ctr) Series 00 6.10%, 8/01/37	2,315	2,343,451
New York St Dormitory Auth (Leake and Watts Svcs) NPFGC Series 04 5.00%, 7/01/22-7/01/23	3,275	3,364,729
New York St Dormitory Auth (Maimonides Med Ctr) NPFGC Series 04 5.75%, 8/01/29	3,515	3,657,709
New York St Dormitory Auth (Manhattan College) RADIAN Series 2007A 5.00%, 7/01/27	2,445	2,234,265
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr) NPFGC Series 03A 5.00%, 7/01/22	5,000	5,156,500
New York St Dormitory Auth (Montefiore Medical Center) NPFGC-RE Series 04 5.00%, 8/01/23	4,990	5,159,760

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Dormitory Auth (Mount Sinai Hospital) Series 2010A 5.00%, 7/01/26	$6,795	$6,809,405
New York St Dormitory Auth (New York St BOCES Prog) AGM Series 04 5.00%, 8/15/23	3,175	3,253,835
New York St Dormitory Auth (New York St Pers Income Tax) 5.00%, 3/15/27	2,350	2,476,735
New York St Dormitory Auth (New York Univ) Series 2008A 5.00%, 7/01/29	4,220	4,350,271
NPFGC-RE Series 04A 5.00%, 7/01/24	2,240	2,317,818
New York St Dormitory Auth (North Shore - LIJ Hospital) 5.00%, 5/01/22	1,405	1,406,433
New York St Dormitory Auth (NYU Hosp Center) Series 07A 5.00%, 7/01/22	1,200	1,196,868
Series B 5.25%, 7/01/24	730	727,890
New York St Dormitory Auth (Orange Regl Med Ctr) Series 2008 6.50%, 12/01/21	1,240	1,271,161
New York St Dormitory Auth (Ozanam Hall Queens Nursing) 5.00%, 11/01/21	1,000	861,930
New York St Dormitory Auth (Rochester Inst of Technology) 5.00%, 7/01/23-7/01/25	5,335	5,649,654
5.75%, 7/01/24	5,165	5,635,222
New York St Dormitory Auth (SS Joachim & Anne Residence) Series 02 5.25%, 7/01/27	1,000	1,003,600
New York St Dormitory Auth (State Univ of New York) 5.00%, 7/01/27-7/01/35	12,360	12,708,343

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	59

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York St Dormitory Auth (Univ of Rochester) Series 04A 5.25%, 7/01/23-7/01/24	$1,250	$1,302,479
New York St Dormitory Auth (Westchester Cnty NY Lease Court) Series 06A 5.00%, 8/01/17	9,510	10,606,503
New York St Energy Res & Dev Auth (Long Island Lighting Co.) Series 95A 5.30%, 8/01/25	7,500	7,345,275
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth) 5.00%, 6/15/29	2,000	2,096,860
New York St Liberty Corp. (National Sports Museum Proj) 6.125%, 2/15/19(a)(c)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy) Series 01-29 5.45%, 4/01/31	6,805	6,804,524
Series 01-31A 5.30%, 10/01/31	8,500	8,313,000
Series 82 5.65%, 4/01/30	2,215	2,214,934
New York St Pwr Auth NPFGC 5.00%, 11/15/21	3,000	3,332,730
NPFGC Series C 5.00%, 11/15/19	680	766,122
New York St Thruway Auth (New York St Pers Income Tax) 5.00%, 3/15/26-3/15/27	11,000	11,666,410
Series 2010A 5.00%, 3/15/28	5,000	5,310,800
AMBAC Series 04A 5.00%, 3/15/24	5,000	5,258,550
New York St Thruway Auth (New York St Thruway Auth Ded Tax) AMBAC Series 05B 5.00%, 4/01/21	7,500	8,031,600
NPFGC-RE Series 05B 5.00%, 4/01/17	12,750	14,190,750
New York St UDC Series 02A 5.25%, 3/15/32 (Pre-refunded/ETM)	3,945	4,116,174

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport) NPFGC 5.625%, 4/01/29	$2,500	$2,366,325
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.) Series 99 6.25%, 12/01/34	2,000	2,000,440
Onondaga Cnty NY IDA (Bristol-Myers Squibb) 5.75%, 3/01/24	4,000	4,312,680
Onondaga Cnty NY IDA (Cargo Acquisition Group) Series 02 6.125%, 1/01/32	1,295	1,127,595
Port Authority of NY & NJ 5.00%, 7/15/31	18,000	18,547,380
Port Authority of NY & NJ (Delta Airlines, Inc.) NPFGC Series 97-6 5.75%, 12/01/22	6,820	6,684,350
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute) Series 2006 5.00%, 3/01/26	7,505	7,290,282
Sachem NY CSD GO NPFGC-RE 5.00%, 10/15/21-10/15/22	5,415	5,954,500
Seneca Cnty NY IDA (New York Chiropractic College) 5.00%, 10/01/27	925	881,146
Spencerport NY CSD GO NPFGC Series 02 5.00%, 6/15/21 (Pre-refunded/ETM)	2,500	2,513,575
Suffolk Cnty NY EDC (Peconic Landing at Southold) 5.875%, 12/01/30	2,340	2,244,107
Suffolk Cnty NY IDA (New York Institute of Technology) 5.00%, 3/01/26	1,150	1,102,264
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) Series 03A-1 5.50%, 6/01/14	1,290	1,294,373
Triborough Brdg & Tunl Auth NY 5.00%, 11/15/24-11/15/26	16,715	17,735,624

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	61

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Troy Res Corp. (Rensselaer Polytechnic Institute) Series 2010A 5.00%, 9/01/30	$3,000	$2,843,130
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.) 6.00%, 9/15/27	1,175	939,765
Westchester Cnty Hlth Care Corp. NY 6.00%, 11/01/30	1,000	980,870
Yonkers NY IDA (Malotz Skilled Nursing Fac) NPFGC Series 99 5.65%, 2/01/39	700	701,477

		517,666,576

Arizona – 0.3%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	935	772,160
Goodyear AZ IDA (Litchfield Park Svc Co.) Series 01 6.75%, 10/01/31	1,000	952,170

		1,724,330

California – 0.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	2,110	2,376,366

Florida – 1.6%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30	5,495	5,355,482
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(a)(c)	1,075	354,750
Series 02B 6.625%, 5/01/33(a)(c)	460	151,800
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	725	676,483
Marshall Creek CDD FL Series 02A 6.625%, 5/01/32	905	762,544

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Midtown Miami CDD FL Series 04A 6.00%, 5/01/24	$2,175	$1,967,287

		9,268,346

Georgia – 0.1%
Atlanta GA Tax Allocation (Eastside Proj) Series 05B 5.60%, 1/01/30	500	471,265

Guam – 0.1%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	502,140

Illinois – 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	1,294	1,214,147
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	785	754,982

		1,969,129

Nevada – 0.3%
Clark Cnty NV SID #142 (Clark Cnty NV Sid#142 Mtns Edg) Series 03 6.10%, 8/01/18	1,395	1,437,003

Ohio – 0.4%
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	1,200	1,005,948
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	975	1,000,487

		2,006,435

Pennsylvania – 0.3%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	2,290	1,721,347

Puerto Rico – 8.7%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	2,085	2,100,241

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	63

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.375%, 7/01/24	$5,225	$5,278,661
Series 08WW 5.375%, 7/01/23	405	412,067
XLCA Series 02-1 5.25%, 7/01/22 (Pre-refunded/ETM)	10,000	10,672,800
Puerto Rico GO 5.25%, 7/01/23	1,600	1,589,952
Series 01A 5.50%, 7/01/19	915	953,366
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	521,125
Puerto Rico HFA MFHR 5.00%, 12/01/20 (Pre-refunded/ETM)	3,420	3,779,784
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/20	1,795	1,832,713
5.125%, 12/01/27	1,495	1,515,063
Puerto Rico HFC SFMR (Puerto Rico HFC) Series 01A 5.20%, 12/01/33	1,545	1,545,108
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	935	935,973
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	15,000	14,949,000
Univ of Puerto Rico 5.00%, 6/01/22	255	249,686
Series 06Q 5.00%, 6/01/20	4,225	4,212,663

		50,548,202

Texas – 0.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	2,700	2,761,857
7.50%, 6/30/32	1,225	1,305,764
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	1,350	1,371,357

		5,438,978

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia – 0.0%
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	$126	$123,527

Total Investments – 102.4% (cost $588,491,395)		595,253,644
Other assets less liabilities – (2.4)%		(13,885,541)

Net Assets – 100.0%		$581,368,103

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank NA	$2,200	1/25/26	SIFMA	*	4.108%	$275,731
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(485,301)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%	385,206

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2011.

(c)	Security is in default and is non-income producing.

As of April 30, 2011, the Portfolio held 35.1% of net assets in insured bonds (of this amount 14.7% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

CIFG NA – CIFG Assurance North America Inc.

CSD – Central/Community School District

EDC – Economic Development Corporation

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

GO – General Obligation

HDC – Housing Development Corporation

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	65

New York Portfolio—Portfolio of Investments

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SFMR – Single Family Mortgage Revenue

SID – Special Improvement District

SSA – Special Services Area

UDC – Urban Development Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio—Portfolio of Investments

CALIFORNIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.2%
Long-Term Municipal Bonds – 101.2%
California – 92.1%
Acalanes CA UHSD GO AGM Series 05B 5.25%, 8/01/24	$5,000	$5,241,300
Banning CA Util Auth Wtr NPFGC-RE Series 05 5.25%, 11/01/30	8,405	8,374,490
Bay Area Toll Auth CA Series 2009F1 5.25%, 4/01/27	7,500	7,947,300
Beaumont CA Fing Auth AMBAC Series C 5.00%, 9/01/26	3,305	2,765,988
Butte-Glenn CCD CA GO NPFGC Series 05B 5.00%, 8/01/25	3,620	3,709,993
California Dept Wtr Res Cen Vy 5.00%, 12/01/24	5,000	5,362,600
Series 2008AE 5.00%, 12/01/27	2,680	2,833,484
Series 2009AF 5.00%, 12/01/29	2,225	2,320,319
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	5,725	6,447,724
California Ed Fac Auth (California Clg of Arts) Series 01 5.875%, 6/01/30	2,200	2,017,092
California Ed Fac Auth (Univ of The Pacific) 5.00%, 11/01/21	990	1,049,113
Series 04 5.00%, 11/01/20	1,000	1,046,550
5.25%, 5/01/34	1,000	966,330
California GO 5.00%, 8/01/22-2/01/32	21,600	21,652,788
5.125%, 6/01/31	20	20,000
5.25%, 2/01/30 (Pre-refunded/ETM)	45	46,693
5.25%, 2/01/30-4/01/30	10,475	10,489,253
5.30%, 4/01/29	5	5,055
Series 03 5.25%, 2/01/24	3,500	3,575,355
NPFGC 5.00%, 6/01/18	5,000	5,501,900

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	67

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Hlth Fac Fin Auth (Catholic Healthcare West) Series G 5.50%, 7/01/25	$3,180	$3,239,975
California Hlth Fac Fin Auth (Cottage Healthcare Sys) NPFGC Series 03B 5.00%, 11/01/23	2,500	2,509,850
California Infra & Eco Dev Bk (Kaiser Permanente) Series 01A 5.55%, 8/01/31	18,000	17,410,140
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.) NPFGC Series 96A 5.35%, 12/01/16	15,500	15,823,175
California Poll Cntl Fin Auth (Southern CA Edison Co.) NPFGC Series 99C 5.55%, 9/01/31	7,950	7,676,997
California Poll Cntl Fin Auth (Tracy Material Recovery) ACA Series 99A 5.70%, 8/01/14	3,015	2,993,624
California Pub Wks Brd (CA Lease Mental Hlth Coalinga) Series 04A 5.50%, 6/01/22	3,500	3,596,285
Series 2004A 5.50%, 6/01/23	3,290	3,368,203
California Pub Wks Brd (CA Lease Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	4,270	3,955,045
California Pub Wks Brd (Univ of California Lease) Series 04F 5.00%, 11/01/26	8,065	8,155,005
Series 05C 5.00%, 4/01/23	3,130	3,250,129
California Rural Home Mtg Series 00B 6.25%, 12/01/31	60	60,263
Series 00D 6.00%, 12/01/31	125	127,084
California Statewide CDA (San Diego Space/Sci Fdtn) Series 96 7.50%, 12/01/16	1,650	1,660,263

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide CDA MFHR (Highland Creek Apts) Series 01K 5.40%, 4/01/34	$5,745	$5,806,644
California Statewide CDA MFHR (Santa Paula Village Apts) Series 98D 5.43%, 5/01/28	1,945	1,944,883
Capistrano CA USD GO AGM Series 01B Zero Coupon, 8/01/25	8,000	3,131,360
NPFGC-RE Series 00A 6.00%, 8/01/24	1,550	1,559,657
Castaic Lake CA Wtr Agy AMBAC Series 04A 5.00%, 8/01/16-8/01/18	4,325	4,632,611
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B) AMBAC Series 01B 5.25%, 9/01/30	3,525	2,986,556
Coachella Valley CA USD COP AMBAC 5.00%, 9/01/23	2,500	2,461,425
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr) XLCA Series 04 5.00%, 10/01/34	1,715	1,408,169
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen) Series 98 5.875%, 9/01/23	5,555	5,525,581
E CA Mun Wtr Dist CFD #2001-01A Series 02 6.40%, 9/01/32	3,480	3,324,061
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj) RADIAN Series 05A 5.00%, 10/01/25	5,070	4,447,150
Encinitas Ranch CA Golf Auth Series 04 5.50%, 9/01/23-9/01/24	1,110	953,935
5.60%, 9/01/26	1,000	839,750
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End) Series B 6.50%, 9/01/28	8,090	8,093,074
Fremont CA USD GO AGM Series 05B 5.00%, 8/01/26	1,745	1,783,634

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	69

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj) XLCA Series 04A 5.25%, 10/01/21-10/01/24	$3,425	$3,548,795
5.375%, 10/01/17	1,315	1,405,301
Fullerton CA Redev Agy RADIAN 5.00%, 4/01/21	3,250	3,192,605
Gilroy CA USD GO NPFGC-RE 5.00%, 8/01/27	1,500	1,513,170
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc) AGM Series 04A 5.25%, 9/01/17	1,000	1,101,190
Jurupa CA USD GO NPFGC-RE Series 04 5.00%, 8/01/22	1,340	1,360,904
Kaweah Delta CA Hlthcare NPFGC Series 04 5.25%, 8/01/25-8/01/26	3,780	3,827,037
La Verne CA CFD #88-1 Series 98 5.875%, 3/01/14	2,200	2,206,644
Lammersville CA SD CFD #2002 Series 02 6.375%, 9/01/32	4,250	4,150,380
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr) XLCA Series 04 5.00%, 12/01/23	2,695	2,437,115
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	2,000	1,744,840
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium) AMBAC Series 01 5.25%, 11/01/30	6,500	5,803,590
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill) Series 04L 5.00%, 3/01/17	2,565	2,511,289
5.10%, 3/01/19	1,350	1,288,845
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	8,340	8,638,072

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2010A 5.00%, 5/15/25	$8,915	$9,432,516
Series A 5.00%, 5/15/27	3,560	3,704,251
Los Angeles CA Dept W&P Pwr AMBAC 5.00%, 7/01/24	5,250	5,527,935
Los Angeles CA Harbor Dept 5.00%, 8/01/26	21,450	22,466,086
Los Angeles CA MFHR (Park Plaza West Apts) 5.50%, 1/20/43	5,000	4,853,600
Los Angeles CA USD GO Series 2010 KRY 5.25%, 7/01/25(a)	8,000	8,384,560
AMBAC Series B 5.00%, 7/01/21	8,685	9,203,147
Marin CA Muni Wtr Dist AMBAC Series 04 5.25%, 7/01/20	3,040	3,135,122
Murrieta Vly CA USD GO AGM Series 05B 5.125%, 9/01/29	1,500	1,519,905
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010 5.875%, 3/01/32	1,580	1,459,541
6.00%, 3/01/36	1,125	1,013,963
AMBAC Series 05 5.00%, 3/01/26	1,900	1,682,526
RADIAN Series 04 5.00%, 3/01/24	3,060	2,678,999
Oakland CA USD GO NPFGC Series 05 5.00%, 8/01/25	7,455	7,037,147
NPFGC-RE 5.00%, 8/01/22	8,975	8,860,479
Ontario CA COP NPFGC Series 04 5.25%, 7/01/21	1,700	1,793,347
Orange Cnty CA COP AMBAC 6.00%, 6/01/21 (Pre-refunded/ETM)	890	1,027,505
Palm Springs CA COP Series 91B Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	27,026,250
Palmdale CA Wtr Dist NPFGC-RE Series 04 5.00%, 10/01/24	1,775	1,791,508

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	71

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj) NPFGC Series 03A 5.00%, 8/01/21	$6,410	$6,144,305
Placentia-Yorba Lnda CA USD GO (Placentia-Yorba Lnda USD CA GO) NPFGC-RE Series 06 5.00%, 10/01/27	4,200	4,162,704
Port of Oakland CA Series L 5.375%, 11/01/27 (Pre-refunded/ETM)	280	299,435
NPFGC-RE Series 2002L 5.375%, 11/01/27	2,220	2,087,266
Redding CA Elec Sys COP NPFGC Series 92A 11.99%, 7/01/22 (Pre-refunded/ETM)(b)	1,290	1,757,960
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A 5.75%, 9/01/24-9/01/25	1,985	1,901,480
6.00%, 9/01/30	1,395	1,285,632
Riverside CA CCD GO NPFGC Series C 5.00%, 8/01/25	1,720	1,799,567
Rocklin CA USD CFD #1 NPFGC Series 04 5.00%, 9/01/25	1,000	970,080
Roseville CA HSD GO (Roseville HSD CA GO) Series 01E 5.25%, 8/01/26	2,435	2,467,751
Sacramento CA USD GO AGM Series 04D 5.25%, 7/01/21-7/01/23	8,525	8,985,971
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts) Series 00B 6.00%, 2/01/33	5,300	4,978,502
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts) Series 00H 5.70%, 3/01/34	2,875	2,906,223
San Bernardino Cnty CA CFD #2002-1 Series 02-1 5.90%, 9/01/33	4,750	4,410,897
San Bernardino Cnty CA COP Series 2009 5.25%, 8/01/26	1,635	1,606,273

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Diego CA Hsg Auth MFHR Series 98C 5.25%, 1/20/40	$6,105	$5,851,459
San Diego CA Hsg Auth MFHR (Vista La Rosa Apts) Series 00A 6.00%, 7/20/41	10,230	10,289,436
San Diego CA Pub Fac Fin Auth (San Diego CA Lease) 5.25%, 3/01/25	15,000	15,053,700
San Diego CA USD GO NPFGC Series 04E-1 5.00%, 7/01/23-7/01/24	3,240	3,336,030
San Diego Cnty CA COP (San Diego Cnty CA COP Bishop) Series 04A 5.50%, 9/01/44	5,000	4,526,700
San Diego Cnty CA Wtr Auth COP AGM Series A 5.00%, 5/01/27	3,500	3,556,875
San Francisco CA Pub Util Wtr Series 2009B 5.00%, 11/01/27	4,705	4,909,997
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) Series 2010A 4.90%, 5/01/29	2,200	2,168,958
AGM Series 00A 6.125%, 1/01/27	1,480	1,480,474
San Joaquin Hls Trnsp Corr CA Series 93 Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	15,246,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	14,485,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	16,367,250
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA) NPFGC Series A Zero Coupon, 1/15/36	47,415	5,403,888
San Jose CA Hotel Tax 6.125%, 5/01/31	5,000	5,012,900
Santa Ana CA USD GO Series 2008A 5.25%, 8/01/28	5,400	5,536,782
Santa Clara CA Elec Series 2011A 5.00%, 7/01/30	1,810	1,768,442
Santa Margarita CA WD CFD #99-1 6.25%, 9/01/29	8,420	8,373,690

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	73

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Semitropic Wtr Dist CA XLCA Series 04A 5.50%, 12/01/23	$1,640	$1,705,616
South Gate CA PFA (South Gate CA Tax Alloc) XLCA Series 02 5.125%, 9/01/24	1,800	1,550,736
Southern CA Pub Pwr Auth 5.00%, 7/01/23	3,200	3,409,120
Southern CA Pub Pwr Auth (Anaheim CA Elec Sys) 5.25%, 7/01/27	6,760	7,021,544
Southwestern CA CCD GO NPFGC Series 05 5.00%, 8/01/24	1,000	1,063,590
Stockton CA PFA (Stockton CA Redev Projs) RADIAN Series 06A 5.00%, 9/01/17	2,285	2,134,053
Tejon Ranch CA Pub Fac Fin CFD #1 Series 00A 7.20%, 9/01/30	9,765	9,965,280
Series 03 6.125%, 9/01/27	1,000	978,220
6.20%, 9/01/33	2,375	2,267,223
Torrance CA COP (Torrance CA COP Pub Impt) AMBAC Series 05B 5.00%, 6/01/24	3,365	3,407,870
Univ of California Series K 5.00%, 5/15/21	5,525	6,030,151
AGM Series 05B 5.00%, 5/15/24	5,000	5,230,450
West Contra Costa CA Hlth Dist AMBAC Series 04 5.375%, 7/01/21-7/01/24	4,720	4,862,039

		600,183,938

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	1,325	1,094,238

Florida – 0.1%
Fiddlers Creek CDD FL Series 02A 6.875%, 5/01/33(c)(d)	1,535	506,550
Series 02B 6.625%, 5/01/33(c)(d)	655	216,150

		722,700

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 0.1%
Railsplitter Tobacco Settlement Auth IL 6.00%, 6/01/28	$890	$855,966

Nevada – 0.4%
Henderson NV LID # T-14 AGM Series A 5.00%, 3/01/22	2,520	2,503,192

Ohio – 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.) 6.75%, 12/01/40	1,110	1,139,015

Pennsylvania – 0.3%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	2,560	1,924,301

Puerto Rico – 7.1%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax) AMBAC Series A 5.00%, 7/01/17	10,730	11,008,658
Puerto Rico GO 5.25%, 7/01/23	3,000	2,981,160
Series 01A 5.50%, 7/01/19	1,880	1,958,828
Series 03A 5.25%, 7/01/23	800	798,520
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	521,125
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	295	298,959
Puerto Rico Sales Tax Fin Corp. 5.50%, 8/01/28	21,000	20,928,600
Univ of Puerto Rico 5.00%, 6/01/18	4,930	5,004,788
Series 06Q 5.00%, 6/01/19	2,490	2,504,318

		46,004,956

Texas – 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	3,050	3,119,875
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	1,525	1,549,126

		4,669,001

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	75

California Portfolio—Portfolio of Investments

U.S. $ Value

Total Investments – 101.2% (cost $647,518,993)	$659,097,307
Other assets less liabilities – (1.2)%	(7,663,856)

Net Assets – 100.0%	$651,433,451

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank NA	$6,500	1/25/26	SIFMA	*	4.108%		$814,659
Merrill Lynch	2,800	10/1/16	SIFMA	*	4.147%		347,928
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.129%		377,019
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(2,012,548)
Merrill Lynch	10,200	8/9/26	4.063%		SIFMA	*	(1,298,733)
Merrill Lynch	15,000	11/15/26	4.378%		SIFMA	*	(2,527,085)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(b)	Variable rate coupon, rate shown as of April 30, 2011.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

As of April 30, 2011, the Portfolio held 34.2% of net assets in insured bonds (of this amount 1.3% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CCD – Community College District

CDA – Community Development Authority

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

CRA – Community Redevelopment Agency

ETM – Escrowed to Maturity

GO – General Obligation

HFA – Housing Finance Authority

HSD – High School District

LID – Local Improvement District

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PFA – Public Finance Authority

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio—Portfolio of Investments

RADIAN – Radian Asset Assurance Inc.

SD – School District

UHSD – Unified/Union High School District

USD – Unified School District

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	77

California Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2011 (unaudited)

	National		High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $878,468,539 and $508,640,166, respectively)	$866,825,242		$489,727,695
Affiliated issuers (cost $0 and $617,041, respectively)(a)	– 0	–	617,041
Dividends and interest receivable	15,382,292		9,245,908
Receivable for capital stock sold	2,104,763		1,923,885
Unrealized appreciation on interest rate swap contracts	921,107		324,406
Receivable for investment securities sold	581,400		50,000
Unrealized appreciation on credit default swap contracts	– 0	–	434,873

Total assets	885,814,804		502,323,808

Liabilities
Due to custodian	26,244,475		– 0	–
Payable for floating rate notes issued(b)	9,200,000		50,455,000
Payable for capital stock redeemed	1,641,408		476,709
Dividends payable	1,155,223		777,105
Unrealized depreciation on interest rate swap contracts	768,172		– 0	–
Distribution fee payable	280,153		119,548
Advisory fee payable	240,200		129,738
Administrative fee payable	26,258		– 0	–
Transfer Agent fee payable	24,291		377
Collateral received from broker	– 0	–	541,476
Premium received on credit default swap contracts	– 0	–	123,762
Accrued expenses	29,280		93,874

Total liabilities	39,609,460		52,717,589

Net Assets	$846,205,344		$449,606,219

Composition of Net Assets
Capital stock, at par	$87,826		$46,637
Additional paid-in capital	870,606,875		477,378,948
Distributions in excess of net investment income	(443,059)		(492,828)
Accumulated net realized loss on investment transactions	(12,555,936)		(9,173,346)
Net unrealized depreciation on investments	(11,490,362)		(18,153,192)

	$846,205,344		$449,606,219

See notes to financial statements.

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

National Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$620,394,325	64,378,041	$9.64	*

Class B	$9,260,614	962,367	$9.62

Class C	$136,737,794	14,204,001	$9.63

Advisor Class	$79,812,611	8,281,705	$9.64

High Income Municipal Portfolio
Class A	$245,401,453	25,448,675	$9.64	*

Class C	$69,549,738	7,215,804	$9.64

Advisor Class	$134,655,028	13,972,804	$9.64

*	The maximum offering price per share for Class A of National Portfolio and High Income Municipal Portfolio was $9.94 and $9.94, respectively, which reflects a sales charge of 3.00%.

(a)	Includes cash collateral of $541,476 received from broker for credit default swap contracts for the High Income Municipal Portfolio.

(b)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	79

Statement of Assets & Liabilities

	New York		California
Assets
Investments in securities, at value (cost $588,491,395 and $647,518,993, respectively)	$595,253,644		$659,097,307
Interest receivable	9,406,664		8,717,730
Receivable for capital stock sold	1,500,289		381,025
Unrealized appreciation on interest rate swap contracts	660,937		1,539,606
Receivable for investment securities sold	160,000		30,000

Total assets	606,981,534		669,765,668

Liabilities
Due to custodian	22,789,786		3,570,078
Payable for capital stock redeemed	1,235,214		3,090,771
Dividends payable	700,105		831,651
Unrealized depreciation on interest rate swap contracts	485,301		5,838,366
Distribution fee payable	198,861		224,297
Advisory fee payable	135,820		161,171
Administrative fee payable	19,419		28,015
Transfer Agent fee payable	15,966		11,758
Payable for floating rate notes issued(a)	– 0	–	4,445,000
Accrued expenses	32,959		131,110

Total liabilities	25,613,431		18,332,217

Net Assets	$581,368,103		$651,433,451

Composition of Net Assets
Capital stock, at par	$59,952		$62,103
Additional paid-in capital	577,547,017		648,063,827
Undistributed/(distributions in excess of) net investment income	(371,169)		93,690
Accumulated net realized loss on investment transactions	(2,805,582)		(4,065,723)
Net unrealized appreciation on investments	6,937,885		7,279,554

	$581,368,103		$651,433,451

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

New York Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$475,437,744	49,022,532	$9.70	*

Class B	$18,189,168	1,877,916	$9.69

Class C	$74,482,921	7,684,755	$9.69

Advisor Class	$13,258,270	1,366,833	$9.70

California Portfolio
Class A	$522,700,127	49,828,023	$10.49	*

Class B	$3,772,642	359,657	$10.49

Class C	$104,938,015	10,006,099	$10.49

Advisor Class	$20,022,667	1,908,726	$10.49

*	The maximum offering price per share for Class A of New York Portfolio and California Portfolio was $10.00 and $10.81, respectively, which reflects a sales charge of 3.00%.

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2011 (unaudited)

	National		High Income Municipal
Investment Income
Interest	$23,396,714		$13,567,274
Dividends – Affiliated issuers	– 0	–	206

Total income	23,396,714		13,567,480

Expenses
Advisory fee (see Note B)	1,963,119		1,040,628
Distribution fee – Class A	967,662		346,871
Distribution fee – Class B	53,810		N/A
Distribution fee – Class C	706,167		339,961
Transfer agency – Class A	145,244		36,951
Transfer agency – Class B	3,513		N/A
Transfer agency – Class C	34,936		12,220
Transfer agency – Advisor Class	16,980		19,181
Custodian	99,944		67,098
Registration fees	47,708		53,255
Administrative	43,163		35,500
Printing	33,617		23,997
Audit	22,539		15,336
Legal	10,048		15,642
Directors’ fees	6,407		5,914
Amortization of offering expense	– 0	–	32,787
Miscellaneous	11,149		3,383

Total expenses before interest expense	4,166,006		2,048,724
Interest expense	385,784		119,197

Total expenses	4,551,790		2,167,921
Less: expenses waived and reimbursed by the Adviser (see Note B)	(475,248)		(321,263)

Net expenses	4,076,542		1,846,658

Net investment income	19,320,172		11,720,822

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(1,694,335)		(9,585,146)
Swap contracts	100,218		1,213,064
Net change in unrealized appreciation/depreciation of:
Investments	(37,122,619)		(31,231,290)
Swap contracts	(87,554)		(840,310)

Net loss on investment transactions	(38,804,290)		(40,443,682)

Net Decrease in Net Assets from Operations	$(19,484,118)		$(28,722,860)

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	81

Statement of Operations

	New York		California
Investment Income
Interest	$14,188,096		$17,620,909
Dividends – Affiliated issuers	– 0	–	36

Total income	14,188,096		17,620,945

Expenses
Advisory fee (see Note B)	1,343,608		1,511,027
Distribution fee – Class A	725,928		817,607
Distribution fee – Class B	105,275		21,941
Distribution fee – Class C	396,764		537,791
Transfer agency – Class A	93,629		92,103
Transfer agency – Class B	6,198		1,185
Transfer agency – Class C	17,335		19,898
Transfer agency – Advisor Class	2,476		2,457
Custodian	107,892		113,438
Administrative	35,139		36,348
Audit	21,672		23,617
Legal	17,357		18,560
Printing	14,718		17,178
Registration fees	14,203		17,773
Directors’ fees	6,423		6,538
Miscellaneous	9,970		11,145

Total expenses before interest expense	2,918,587		3,248,606
Interest expense	– 0	–	22,656

Total expenses	2,918,587		3,271,262
Less: advisory fee waived (see Note B)	(347,012)		(360,239)

Net expenses	2,571,575		2,911,023

Net investment income	11,616,521		14,709,922

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,461,945		(3,431,623)
Swap contracts	23,560		(537,418)
Net change in unrealized appreciation/depreciation of:
Investments	(22,123,234)		(27,435,373)
Swap contracts	(72,403)		1,128,057

Net loss on investment transactions	(20,710,132)		(30,276,357)

Net Decrease in Net Assets from Operations	$(9,093,611)		$(15,566,435)

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

National
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$19,320,172	$35,552,711
Net realized gain (loss) on investment transactions	(1,594,117)	4,618,994
Net change in unrealized appreciation/depreciation of investments	(37,210,173)	32,716,672

Net increase (decrease) in net assets from operations	(19,484,118)	72,888,377
Dividends to Shareholders from
Net investment income
Class A	(14,667,805)	(27,843,101)
Class B	(207,151)	(564,990)
Class C	(2,721,439)	(4,883,939)
Advisor Class	(1,825,090)	(2,461,762)
Capital Stock Transactions
Net increase (decrease)	(65,371,175)	80,318,091
Capital Contributions
Proceeds from third party regulatory settlement (see Note E)	– 0	–	2,424

Total increase (decrease)	(104,276,778)	117,455,100
Net Assets
Beginning of period	950,482,122	833,027,022

End of period (including distributions in excess of net investment income of ($443,059) and ($341,746), respectively)	$846,205,344	$950,482,122

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	83

Statement of Changes in Net Assets

	High Income Municipal
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(a) to October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,720,822	$6,878,062
Net realized gain (loss) on investment transactions	(8,372,082)	556,386
Net change in unrealized appreciation/depreciation of investments	(32,071,600)	13,918,408

Net increase (decrease) in net assets from operations	(28,722,860)	21,352,856
Dividends and Distributions to Shareholders from
Net investment income
Class A	(6,773,401)	(4,145,827)
Class C	(1,754,953)	(1,243,361)
Advisor Class	(3,616,185)	(1,882,204)
Net realized gain on investment transactions
Class A	(580,680)	– 0	–
Class C	(181,716)	– 0	–
Advisor Class	(305,055)	– 0	–
Capital Stock Transactions
Net increase	81,342,062	396,117,543

Total increase	39,407,212	410,199,007
Net Assets
Beginning of period	410,199,007	– 0	–

End of period (including distributions in excess of net investment income of ($492,828) and ($69,111), respectively)	$449,606,219	$410,199,007

(a)	Commencement of operations.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

	New York
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,616,521	$21,842,165
Net realized gain on investment transactions	1,485,505	323,399
Net change in unrealized appreciation/depreciation of investments	(22,195,637)	19,196,949

Net increase (decrease) in net assets from operations	(9,093,611)	41,362,513
Dividends to Shareholders from
Net investment income
Class A	(9,703,725)	(18,200,604)
Class B	(348,372)	(960,434)
Class C	(1,312,436)	(2,350,517)
Advisor Class	(275,453)	(377,267)
Capital Stock Transactions
Net increase (decrease)	(42,963,287)	69,169,043

Total increase (decrease)	(63,696,884)	88,642,734
Net Assets
Beginning of period	645,064,987	556,422,253

End of period (including distributions in excess of net investment income of ($371,169) and ($347,704), respectively)	$581,368,103	$645,064,987

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	85

Statement of Changes in Net Assets

	California
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$14,709,922	$31,097,257
Net realized gain (loss) on investment transactions	(3,969,041)	4,262,638
Net change in unrealized appreciation/depreciation of investments	(26,307,316)	24,592,664

Net increase (decrease) in net assets from operations	(15,566,435)	59,952,559
Dividends and Distributions to Shareholders from
Net investment income
Class A	(11,804,353)	(25,209,039)
Class B	(79,672)	(239,072)
Class C	(1,953,510)	(4,075,735)
Advisor Class	(335,601)	(490,907)
Net realized gain on investment transactions
Class A	(646,295)	– 0	–
Class B	(5,621)	– 0	–
Class C	(127,783)	– 0	–
Advisor Class	(14,140)	– 0	–
Capital Stock Transactions
Net decrease	(53,295,016)	(41,260,270)

Total decrease	(83,828,426)	(11,322,464)
Net Assets
Beginning of period	735,261,877	746,584,341

End of period (including undistributed net investment income of $93,690 and distributions in excess of ($443,096), respectively)	$651,433,451	$735,261,877

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified National Portfolio, High Income Municipal Portfolio, New York Portfolio and California Portfolio (the “Portfolios”). The California Portfolio II, formerly a series of the Fund, was acquired by the California Portfolio and ceased operations on January 23, 2009. The National II Portfolio, formerly a series of the Fund, was acquired by the National Portfolio and ceased operations on June 26, 2009. The High Income Municipal Portfolio commenced operations on January 26, 2010. Each series is considered to be a separate entity for financial reporting and tax purposes. The National Portfolio, New York Portfolio and California Portfolio offer Class A, Class B, Class C and Advisor Class shares. The High Income Municipal Portfolio offers Class A, Class C, and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	87

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of April 30, 2011:

National Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$866,825,242	$-0-	$866,825,242

Total Investments in Securities	-0-	866,825,242	-0-	866,825,242
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	-0-	-0-	921,107	921,107
Liabilities
Interest Rate Swap Contracts	-0-	-0-	(768,172)	(768,172)

Total	$-0-	$866,825,242	$152,935	$866,978,177

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	89

Notes to Financial Statements

High Income Municipal Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$489,727,695	$-0-	$489,727,695
Short-Term Investments	617,041	-0-	-0-	617,041

Total Investments in Securities	617,041	489,727,695	-0-	490,344,736
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	-0-	-0-	324,406	324,406
Credit Default Swap Contracts	-0-	434,873	-0-	434,873
Liabilities	-0-	-0-	-0-	-0-

Total	$617,041	$490,162,568	$324,406	$491,104,015

New York Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$595,253,644	$-0-	$595,253,644

Total Investments in Securities	-0-	595,253,644	-0-	595,253,644
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	-0-	-0-	660,937	660,937
Liabilities
Interest Rate Swap Contracts	-0-	-0-	(485,301)	(485,301)

Total	$-0-	$595,253,644	$175,636	$595,429,280

California Portfolio
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$659,097,307	$-0-	$659,097,307

Total Investments in Securities	-0-	659,097,307	-0-	659,097,307
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	-0-	-0-	1,539,606	1,539,606
Liabilities
Interest Rate Swap Contracts	-0-	-0-	(5,838,366)	(5,838,366)

Total	$-0-	$659,097,307	$(4,298,760)	$654,798,547

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

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Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

National Portfolio	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$-0-	$-0-
Accrued discounts/(premiums)	-0-	-0-
Realized gain (loss)	-0-	-0-
Change in unrealized appreciation/depreciation	-0-	-0-
Purchases	-0-	-0-
Sales	-0-	-0-
Transfers into Level 3	152,935	152,935
Transfers out of Level 3	-0-	-0-

Balance as of 4/30/11	$152,935	$152,935

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11*	$-0-	$-0-

High Income Municipal Portfolio	Interest Rate Swaps	Total
Balance as of 10/31/10	$-0-	$-0-
Accrued discounts/(premiums)	-0-	-0-
Realized gain (loss)	-0-	-0-
Change in unrealized appreciation/depreciation	-0-	-0-
Purchases	-0-	-0-
Sales	-0-	-0-
Transfers into Level 3	324,406	324,406
Transfers out of Level 3	-0-	-0-

Balance as of 4/30/11	$324,406	$324,406

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11*	$-0-	$-0-

New York Portfolio	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$-0-	$-0-
Accrued discounts/(premiums)	-0-	-0-
Realized gain (loss)	-0-	-0-
Change in unrealized appreciation/depreciation	-0-	-0-
Purchases	-0-	-0-
Sales	-0-	-0-
Transfers into Level 3	175,636	175,636
Transfers out of Level 3	-0-	-0-

Balance as of 4/30/11	$175,636	$175,636

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11*	$-0-	$-0-

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	91

Notes to Financial Statements

California Portfolio	Interest Rate Swaps	Total
Balance as of 10/31/10	$-0-	$-0-
Accrued discounts/(premiums)	-0-	-0-
Realized gain (loss)	-0-	-0-
Change in unrealized appreciation/depreciation	-0-	-0-
Purchases	-0-	-0-
Sales	-0-	-0-
Transfers into Level 3	(4,298,760)	(4,298,760)
Transfers out of Level 3	-0-	-0-

Balance as of 4/30/11	$(4,298,760)	$(4,298,760)

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11*	$-0-	$-0-

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

are charged to each Portfolio in proportion to net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $137,871 were deferred and amortized on a straight line basis over a one year period for the High Income Municipal Portfolio.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
National	.45%	.40%	.35%
High Income Municipal	.50%	.45%	.40%
New York	.45%	.40%	.35%
California	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

	January 26, 2010(a) to October 31, 2011
Portfolio	Class A	Class C	Advisor Class
High Income Municipal	.80%	1.50%	.50%

Fees waived and expenses borne by the Adviser are subject to repayment by the High Income Municipal Portfolio until January 26, 2013. No repayment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net fee percentages set forth above or would exceed the amount of offering expenses as recorded by the Portfolio on or before January 31, 2011.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	93

Notes to Financial Statements

	Effective January 1, 2009
Portfolio	Class A	Class B	Class C	Advisor Class(b)
National	.75%	1.45%	1.45%	.45%
New York	.75%	1.45%	1.45%	.45%
California	.75%	1.45%	1.45%	.45%

This contractual agreement extends through the end of the Portfolio’s current fiscal year and may be extended by the Adviser for additional one year terms.

(a)	Commenced operations on January 26, 2010.

(b)	Commenced distributions on August 6, 2008.

For the six months ended April 30, 2011, such reimbursements amounted to $475,248, $285,763, $347,012 and $360,239 for National, High Income Municipal, New York and California Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended April 30, 2011, such fees amounted to $43,163, $35,139 and $36,348 for National, New York and California Portfolios, respectively. For the six months ended April 30, 2011, the Adviser voluntarily waived such fees in the amount of $35,500 on the High Income Municipal Portfolio.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: National Portfolio, $105,379; High Income Municipal Portfolio, $19,616; New York Portfolio, $53,502 and California Portfolio, $54,553 for the six months ended April 30, 2011.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended April 30, 2011 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Portfolio	Class A	Class A	Class B	Class C
National	$363	$35,440	$2,967	$15,262
High Income Municipal	521	55,107	N/A	36,270
New York	656	46,279	4,687	18,910
California	195	13,556	2,856	2,031

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

The Portfolios may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended April 30, 2011 is as follows:

Portfolio	Market Value October 31, 2010 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2011 (000)		Dividend Income (000)
High Income Municipal	$	– 0	–	$13,592	$12,975	$617		$	– 0	–*
California		– 0	–	1,905	1,905	– 0	–		– 0	–*

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of .30 of 1% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
National	$3,495,271	$5,567,459
High Income Municipal	N/A	433,214
New York	6,179,163	3,483,580
California	6,864,774	6,540,865

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	95

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment and U.S. government securities (excluding short-term investments) for the six months ended April 30, 2011, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
National	$28,670,832	$	– 0	–	$68,363,085	$	– 0	–
High Income Municipal	252,916,493		– 0	–	136,559,045		– 0	–
New York	13,734,113		– 0	–	37,377,633		– 0	–
California	33,072,005		– 0	–	84,800,107		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
National	$16,113,786	$(27,757,083)	$(11,643,297)
High Income Municipal	3,696,712	(22,609,183)	(18,912,471)
New York	16,205,835	(9,443,586)	6,762,249
California	32,173,850	(20,595,536)	11,578,314

1. Derivative Financial Instruments

Each Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used is:

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2011, National Portfolio, California Portfolio and New York Portfolio held interest rate swaps for

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	97

Notes to Financial Statements

hedging purposes. High Income Municipal Portfolio held interest rate swaps for non-hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. The accrual for these interim payments is recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

During the six months ended April 30, 2011, High Income Municipal Portfolio held credit default swaps for non-hedging purposes.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Portfolio for the same reference obligation with the same counterparty. At April 30, 2011, the High Income Municipal Portfolio had Sale Contracts outstanding with Maximum Payout Amounts aggregating $5,000,000, with net unrealized depreciation of $434,873, and a term of 4 years, as reflected in the portfolio of investments.

Documentation governing the Portfolios’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate the swap and require the Portfolio to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2011, the National Portfolio, New York Portfolio and California Portfolio had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $768,172, $485,301 and $5,838,366, at April 30, 2011, respectively.

At April 30, 2011, the Portfolios had entered into the following derivatives:

National Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$921,107	Unrealized depreciation on interest rate swap contracts	$768,172

Total		$921,107		$768,172

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	99

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$100,218	$(87,554)

Total		$100,218	$(87,554)

For the six months ended April 30, 2011, the average monthly notional amount of interest rate swaps was $16,045,000.

High Income Municipal Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on credit default swap contracts	$434,873

Interest rate contracts	Unrealized appreciation on interest rate swap contracts	324,406

Total		$759,279

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$1,015,793	$(379,114)

Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	197,271	(461,196)

Total		$1,213,064	$(840,310)

For the six months ended April 30, 2011, the average monthly notional amount of interest rate swaps was $26,857,143 and the average monthly notional amount of credit default swaps was $9,000,000.

New York Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$660,937	Unrealized deprecation on interest rate swap contracts	$485,301

Total		$660,937		$485,301

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	101

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$23,560	$(72,403)

Total		$23,560	$(72,403)

For the six months ended April 30, 2011, the average monthly notional amount of interest rate swaps was $9,800,000.

California Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,539,606	Unrealized depreciation on interest rate swap contracts	$5,838,366

Total		$1,539,606		$5,838,366

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$(537,418)	$1,128,057

Total		$(537,418)	$1,128,057

For the six months ended April 30, 2011, the average monthly notional amount of interest rate swaps was $52,100,000.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

NOTE E

Capital Stock

The Fund has allocated 18,100,000,000 of authorized shares to the National Portfolio of which 6,000,000,000 is allocated to each of Class A, Class B and Class C shares and 100,000,000 is allocated to Advisor Class shares; 9,100,000,000 of authorized shares to the High Income Municipal Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B (not currently offered) and Class C shares and 100,000,000 is allocated to Advisor Class shares; 9,050,000,000 of authorized shares to the New York Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B and Class C shares and 50,000,000 is allocated to Advisor Class shares and 18,050,000,000 of authorized shares to the California Portfolio, of which 6,000,000,000 is allocated to each of Class A, Class B and Class C shares and 50,000,000 is allocated to Advisor Class shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

National Portfolio*
Class A
Shares sold	4,078,611	16,420,325	$39,231,158	$161,626,655

Shares issued in reinvestment of dividends	797,465	1,471,633	7,631,015	14,467,986

Shares converted from Class B	147,943	428,237	1,418,874	4,201,559

Shares redeemed	(11,600,326)	(14,147,524)	(110,890,109)	(138,805,821)

Net increase (decrease)	(6,576,307)	4,172,671	$(62,609,062)	$41,490,379

Class B
Shares sold	16,913	42,705	$162,611	$419,124

Shares issued in reinvestment of dividends	11,612	30,948	110,988	303,049

Shares converted to Class A	(148,124)	(428,867)	(1,418,874)	(4,201,559)

Shares redeemed	(179,323)	(412,688)	(1,704,537)	(4,050,294)

Net decrease	(298,922)	(767,902)	$(2,849,812)	$(7,529,680)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	103

Notes to Financial Statements

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Class C
Shares sold	1,007,496	3,283,679	$9,693,346	$32,299,565

Shares issued in reinvestment of dividends	175,112	308,863	1,673,776	3,033,893

Shares redeemed	(2,260,353)	(2,045,436)	(21,557,780)	(20,042,065)

Net increase (decrease)	(1,077,745)	1,547,106	$(10,190,658)	$15,291,393

Advisor Class
Shares sold	2,958,460	4,887,041	$28,473,438	$48,149,992

Shares issued in reinvestment of dividends	143,362	183,237	1,371,415	1,804,781

Shares redeemed	(2,055,640)	(1,915,089)	(19,566,496)	(18,888,774)

Net increase	1,046,182	3,155,189	$10,278,357	$31,065,999

*	For the year ended October 31, 2010, the Portfolio received $2,424 related to a third-party’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor its affiliates were involved in the proceedings or the calculation of the payment.

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(a) to October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(a) to October 31, 2010

High Income Municipal Portfolio
Class A
Shares sold	9,436,502	23,472,847	$91,919,955	$242,881,950

Shares issued in reinvestment of dividends and distributions	420,610	192,329	4,063,767	2,017,362

Shares redeemed	(6,898,872)	(1,174,741)	(67,511,128)	(12,372,785)

Net increase	2,958,240	22,490,435	$28,472,594	$232,526,527

Class C
Shares sold	1,712,885	6,448,238	$16,813,333	$66,162,208

Shares issued in reinvestment of dividends and distributions	127,745	66,847	1,233,125	698,820

Shares redeemed	(1,072,331)	(67,580)	(10,316,121)	(711,717)

Net increase	768,299	6,447,505	$7,730,337	$66,149,311

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(a) to October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(a) to October 31, 2010

Advisor Class
Shares sold	7,707,996	10,726,493	$75,975,976	$110,654,554

Shares issued in reinvestment of dividends and distributions	288,147	112,291	2,777,474	1,181,123

Shares redeemed	(3,456,107)	(1,406,016)	(33,614,319)	(14,393,972)

Net increase	4,540,036	9,432,768	$45,139,131	$97,441,705

(a)	Commencement of operations.

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

New York Portfolio
Class A
Shares sold	7,798,381	12,438,755	$74,958,976	$122,845,450

Shares issued in reinvestment of dividends	550,885	1,042,063	5,297,660	10,291,395

Shares converted from Class B	314,293	916,704	3,024,009	9,052,840

Shares redeemed	(11,234,732)	(8,689,513)	(107,923,883)	(85,927,184)

Net increase (decrease)	(2,571,173)	5,708,009	$(24,643,238)	$56,262,501

Class B
Shares sold	13,476	65,377	$129,444	$644,368

Shares issued in reinvestment of dividends	26,431	71,700	253,918	705,777

Shares converted to Class A	(314,686)	(917,796)	(3,024,009)	(9,052,840)

Shares redeemed	(315,662)	(524,746)	(3,015,721)	(5,163,597)

Net decrease	(590,441)	(1,305,465)	$(5,656,368)	$(12,866,292)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	105

Notes to Financial Statements

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Class C
Shares sold	579,192	3,228,153	$5,601,886	$31,918,700

Shares issued in reinvestment of dividends	92,214	158,572	886,541	1,565,628

Shares redeemed	(2,060,213)	(1,306,847)	(19,797,908)	(12,864,124)

Net increase (decrease)	(1,388,807)	2,079,878	$(13,309,481)	$20,620,204

Advisor Class
Shares sold	409,249	801,171	$3,940,415	$7,924,303

Shares issued in reinvestment of dividends	12,111	17,072	116,510	168,961

Shares redeemed	(355,381)	(299,909)	(3,411,125)	(2,940,634)

Net increase	65,979	518,334	$645,800	$5,152,630

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

California Portfolio
Class A
Shares sold	1,108,983	4,167,041	$11,626,664	$44,499,540

Shares issued in reinvestment of dividends and distributions	621,482	1,173,104	6,471,114	12,575,127

Shares converted from Class B	56,299	221,902	584,744	2,377,092

Shares redeemed	(6,727,833)	(8,911,080)	(70,060,095)	(95,476,107)

Net decrease	(4,941,069)	(3,349,033)	$(51,377,573)	$(36,024,348)

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

	Shares		Amount
	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31, 2010

Class B
Shares sold	3,278	28,847	$34,007	$307,777

Shares issued in reinvestment of dividends and distributions	5,433	14,663	56,573	156,846

Shares converted to Class A	(56,299)	(221,927)	(584,744)	(2,377,092)

Shares redeemed	(74,361)	(181,972)	(770,111)	(1,940,280)

Net decrease	(121,949)	(360,389)	$(1,264,275)	$(3,852,749)

Class C
Shares sold	422,198	921,588	$4,403,389	$9,892,528

Shares issued in reinvestment of dividends and distributions	107,234	199,298	1,115,578	2,135,465

Shares redeemed	(1,255,778)	(1,692,829)	(13,060,936)	(18,150,186)

Net decrease	(726,346)	(571,943)	$(7,541,969)	$(6,122,193)

Advisor Class
Shares sold	966,993	1,088,775	$10,053,273	$11,713,517

Shares issued in reinvestment of dividends and distributions	19,320	27,397	201,083	293,824

Shares redeemed	(322,275)	(676,224)	(3,365,555)	(7,268,321)

Net increase	664,038	439,948	$6,888,801	$4,739,020

NOTE F

Risks Involved in Investing in the Portfolios

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	107

Notes to Financial Statements

securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Bond Insurer Risk—The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research.

The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolio’s return will be less than if leverage had not been used. As a result, the amounts available for distribution as

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield and possibly the market value of its shares. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value and possibly the market value of the shares.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	109

Notes to Financial Statements

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2010 and October 31, 2009 were as follows:

National Portfolio	2010	2009
Distributions paid from:
Ordinary income	$436,521	$222,320
Tax-exempt income	35,317,271	26,350,952

Total distributions paid	$35,753,792	$26,573,272

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$819,146
Accumulated capital and other losses	(10,475,034	)(a)
Unrealized appreciation/(depreciation)	25,237,729	(b)

Total accumulated earnings/(deficit)	$15,581,841	(c)

(a)

On October 31, 2010, the Portfolio had a net capital loss carryforward of $10,475,034 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2010, the Portfolio utilized capital loss carryforwards of $4,465,178. The Portfolio had $8,316,877 of capital loss carryforwards expire in the fiscal year.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between the book and tax treatment of swap income, and the tax treatment of tender option bonds.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

High Income Municipal Portfolio	2010
Distributions paid from:
Ordinary income	$1,180,384
Tax-exempt income	6,091,008

Total distributions paid	$7,271,392

110	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$1,530,041
Undistributed ordinary net investment income	1,005,609
Unrealized appreciation/(depreciation)	12,331,868	(a)

Total accumulated earnings/(deficit)	$14,867,518	(b)

(a)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between the book and tax treatment of swap income, and the tax treatment of tender option bonds.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and the amortization of offering costs.

New York Portfolio	2010	2009
Distributions paid from:
Ordinary income	$222,344	$211,065
Tax-exempt income	21,666,478	19,788,392

Total distributions paid	$21,888,822	$19,999,457

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$305,629
Accumulated capital and other losses	(4,123,510	)(a)
Unrealized appreciation/(depreciation)	29,014,251	(b)

Total accumulated earnings/(deficit)	$25,196,370	(c)

(a)

On October 31, 2010, the Portfolio had a net capital loss carryforward of $4,123,510 of which $3,496,155 expires in the year 2011, $320 expires in the year 2015 and $627,035 expires in the year 2017. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2010, the Portfolio utilized capital loss carryforwards of $275,753.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

California Portfolio	2010	2009
Distributions paid from:
Ordinary income	$514,753	$487,364
Tax-exempt income	29,500,000	30,796,991

Total distributions paid	$30,014,753	$31,284,355

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	111

Notes to Financial Statements

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income	$87,114
Accumulated capital gains	724,574	(a)
Unrealized appreciation/(depreciation)	33,901,699	(b)

Total accumulated earnings/(deficit)	$34,713,387	(c)

(a)	During the fiscal year ended October 31, 2010 the Portfolio utilized capital loss carryforwards of $4,507,535.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between the book and tax treatment of swap income and the tax treatment of tender option bonds.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond to a broker for cash. The broker deposits the fixed rate bond into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust), organized by the broker. The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP disclosure requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolio’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolio’s expense ratio. At April 30, 2011, the amount of the Portfolio’s Floating Rate Notes outstanding was $9,200,000, $50,455,000 and $4,445,000 and the related interest rate was 0.26% to 0.31%, 0.26% to 0.31% and 0.26% for National, High Income Municipal and California Portfolios, respectively.

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the

112	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements

Portfolio’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolio’s financial statements as a secured borrowing.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	113

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class A
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.04		$ 9.62		$ 8.90	$ 10.03	$ 10.22	$ 10.05

Income From Investment Operations
Net investment income(a)(b)	.22		.41		.40	.42	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.40)		.42		.74	(1.13)	(.19)	.17

Net increase (decrease) in net asset value from operations	(.18)		.83		1.14	(.71)	.25	.63

Less: Dividends
Dividends from net investment income	(.22)		(.41)		(.42)	(.42)	(.44)	(.46)

Net asset value, end of period	$ 9.64		$ 10.04		$ 9.62	$ 8.90	$ 10.03	$ 10.22

Total Return
Total investment return based on net asset value(c)	(1.79)%		8.81%		13.11%	(7.32)%	2.52%	6.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$620,394		$712,033		$642,319	$401,886	$361,701	$349,884
Ratio to average net assets of:
Expenses, net of fee waivers	.84	%(d)	.76	%(e)	.74%	.68%	.68%	.68	%(e)
Expenses, net of fee waivers, excluding interest expense	.75	%(d)	.75	%(e)	.74%	.68%	.68%	.68	%(e)
Expenses, before fee waivers	.95	%(d)	.87	%(e)	.89%	.91%	.92%	1.01	%(e)
Expenses, before fee waivers, excluding interest expense	.86	%(d)	.87	%(e)	.89%	.91%	.92%	.92	%(e)
Net investment income(a)	4.52	%(d)	4.16	%(e)	4.47%	4.31%	4.38%	4.56	%(e)
Portfolio turnover rate	3%		13%		11%	24%	15%	22%

See footnote summary on page 130.

114	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class B
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.02		$ 9.61		$ 8.89	$ 10.02	$ 10.21	$ 10.04

Income From Investment Operations
Net investment income(a)(b)	.18		.34		.34	.35	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.40)		.41		.73	(1.13)	(.19)	.17

Net increase (decrease) in net asset value from operations	(.22)		.75		1.07	(.78)	.18	.56

Less: Dividends
Dividends from net investment income	(.18)		(.34)		(.35)	(.35)	(.37)	(.39)

Net asset value, end of period	$ 9.62		$ 10.02		$ 9.61	$ 8.89	$ 10.02	$ 10.21

Total Return
Total investment return based on net asset value(c)	(2.13)%		7.97%		12.35%	(7.97)%	1.81%	5.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,261		$12,640		$19,492	$14,988	$25,332	$37,399
Ratio to average net assets of:
Expenses, net of fee waivers	1.53	%(d)	1.46	%(e)	1.44%	1.38%	1.38%	1.38	%(e)
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45	%(e)	1.44%	1.38%	1.38%	1.38	%(e)
Expenses, before fee waivers	1.66	%(d)	1.60	%(e)	1.61%	1.63%	1.63%	1.73	%(e)
Expenses, before fee waivers, excluding interest expense	1.58	%(d)	1.59	%(e)	1.61%	1.63%	1.63%	1.64	%(e)
Net investment income(a)	3.83	%(d)	3.48	%(e)	3.80%	3.61%	3.69%	3.89	%(e)
Portfolio turnover rate	3%		13%		11%	24%	15%	22%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	115

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Class C
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.03		$ 9.61		$ 8.89	$ 10.02	$ 10.21	$ 10.05

Income From Investment Operations
Net investment income(a)(b)	.18		.34		.34	.35	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.40)		.42		.73	(1.13)	(.19)	.16

Net increase (decrease) in net asset value from operations	(.22)		.76		1.07	(.78)	.18	.55

Less: Dividends
Dividends from net investment income	(.18)		(.34)		(.35)	(.35)	(.37)	(.39)

Net asset value, end of period	$ 9.63		$ 10.03		$ 9.61	$ 8.89	$ 10.02	$ 10.21

Total Return
Total investment return based on net asset value(c)	(2.13)%		8.07%		12.34%	(7.98)%	1.81%	5.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,738		$153,200		$131,971	$63,704	$60,613	$62,447
Ratio to average net assets of:
Expenses, net of fee waivers	1.54	%(d)	1.46	%(e)	1.44%	1.38%	1.38%	1.38	%(e)
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45	%(e)	1.44%	1.38%	1.38%	1.38	%(e)
Expenses, before fee waivers	1.65	%(d)	1.58	%(e)	1.60%	1.61%	1.62%	1.72	%(e)
Expenses, before fee waivers, excluding interest expense	1.56	%(d)	1.57	%(e)	1.60%	1.61%	1.62%	1.63	%(e)
Net investment income(a)	3.83	%(d)	3.47	%(e)	3.76%	3.61%	3.68%	3.87	%(e)
Portfolio turnover rate	3%		13%		11%	24%	15%	22%

See footnote summary on page 130.

116	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	National Portfolio
	Advisor Class
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,			August 6, 2008(f) to October 31, 2008
			2010		2009

Net asset value, beginning of period	$ 10.04		$ 9.62		$ 8.90	$ 9.66

Income From Investment Operations
Net investment income(a)(b)	.23		.44		.42	.09
Net realized and unrealized gain (loss) on investment transactions	(.40)		.42		.74	(.74)

Net increase (decrease) in net asset value from operations	(.17)		.86		1.16	(.65)

Less: Dividends
Dividends from net investment income	(.23)		(.44)		(.44)	(.11)

Net asset value, end of period	$ 9.64		$ 10.04		$ 9.62	$ 8.90

Total Return
Total investment return based on net asset value(c)	(1.64)%		9.14%		13.45%	(6.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,812		$72,609		$39,245	$1,482
Ratio to average net assets of:
Expenses, net of fee waivers	.55	%(d)	.46	%(e)	.45%	.38	%(d)
Expenses, net of fee waivers, excluding interest expense	.45	%(d)	.45	%(e)	.45%	.38	%(d)
Expenses, before fee waivers	.65	%(d)	.57	%(e)	.57%	.69	%(d)
Expenses, before fee waivers/reimbursements, excluding interest expense	.56	%(d)	.57	%(e)	.57%	.69	%(d)
Net investment income(a)	4.82	%(d)	4.45	%(e)	4.55%	5.19	%(d)
Portfolio turnover rate	3%		13%		11%	24%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	117

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	High Income Municipal Portfolio
	Class A
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(f) to October 31, 2010

Net asset value, beginning of period	$ 10.69	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.27	.40
Net realized and unrealized gain (loss) on investment transactions	(1.01)	.71

Net increase (decrease) in net asset value from operations	(.74)	1.11

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.42)
Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.31)	(.42)

Net asset value, end of period	$ 9.64	$ 10.69

Total Return
Total investment return based on net asset value(c)	(6.89)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$245,401	$240,484
Ratio to average net assets of:
Expenses, net of fee waivers(d)	.86%	.90	%(e)(g)
Expenses, net of fee waivers, excluding interest expense(d)	.80%	.78	%(e)(g)
Expenses, before fee waivers(d)	1.01%	1.27	%(e)
Expenses, before fee waivers/reimbursements, excluding interest expense(d)	.95%	1.15	%(e)
Net investment income(a)(d)	5.65%	5.29	%(e)
Portfolio turnover rate	34%	27%

See footnote summary on page 130.

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	High Income Municipal Portfolio
	Class C
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(f) to October 31, 2010

Net asset value, beginning of period	$ 10.69	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.24	.36
Net realized and unrealized gain (loss) on investment transactions	(1.01)	.69

Net increase (decrease) in net asset value from operations	(.77)	1.05

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.36)
Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.28)	(.36)

Net asset value, end of period	$ 9.64	$ 10.69

Total Return
Total investment return based on net asset value(c)	(7.21)%	10.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,550	$68,911
Ratio to average net assets of:
Expenses, net of fee waivers(d)	1.55%	1.59	%(e)(g)
Expenses, net of fee waivers, excluding interest expense(d)	1.50%	1.47	%(e)(g)
Expenses, before fee waivers(d)	1.71%	2.00	%(e)
Expenses, before fee waivers/reimbursements, excluding interest expense(d)	1.66%	1.87	%(e)
Net investment income(a)(d)	4.96%	4.63	%(e)
Portfolio turnover rate	34%	27%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	119

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	High Income Municipal Portfolio
	Advisor Class
	Six Months Ended April 30, 2011 (unaudited)	January 26, 2010(f) to October 31, 2010

Net asset value, beginning of period	$ 10.69	$ 10.00

Income From Investment Operations
Net investment income(a)(b)	.29	.43
Net realized and unrealized gain (loss) on investment transactions	(1.02)	.70

Net increase (decrease) in net asset value from operations	(.73)	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.44)
Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.32)	(.44)

Net asset value, end of period	$ 9.64	$ 10.69

Total Return
Total investment return based on net asset value(c)	(6.75)%	11.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,655	$100,804
Ratio to average net assets of:
Expenses, net of fee waivers(d)	.56%	.57	%(e)(g)
Expenses, net of fee waivers, excluding interest expense(d)	.50%	.45	%(e)(g)
Expenses, before fee waivers(d)	.72%	1.12	%(e)
Expenses, before fee waivers/reimbursements, excluding interest expense(d)	.66%	1.00	%(e)
Net investment income(a)(d)	5.98%	5.56	%(e)
Portfolio turnover rate	34%	27%

See footnote summary on page 130.

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class A
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.01		$ 9.69		$ 9.01	$ 9.82	$ 9.97	$ 9.81

Income From Investment Operations
Net investment income(a)(b)	.19		.37		.38	.40	.41	.42
Net realized and unrealized gain (loss) on investment transactions	(.31)		.32		.68	(.81)	(.15)	.16

Net increase (decrease) in net asset value from operations	(.12)		.69		1.06	(.41)	.26	.58

Less: Dividends
Dividends from net investment income	(.19)		(.37)		(.38)	(.40)	(.41)	(.42)

Net asset value, end of period	$ 9.70		$ 10.01		$ 9.69	$ 9.01	$ 9.82	$ 9.97

Total Return
Total investment return based on net asset value(c)	(1.15)%		7.26%		12.03%	(4.31)%	2.62%	6.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$475,438		$516,566		$444,600	$368,524	$356,989	$320,580
Ratio to average net assets of:
Expenses, net of fee waivers	.75	%(d)	.75	%(e)	.72%	.58%	.58%	.58	%(e)
Expenses, before fee waivers	.86	%(d)	.86	%(e)	.88%	.88%	.90%	.89	%(e)
Net investment income(a)	4.00	%(d)	3.76	%(e)	4.09%	4.17%	4.12%	4.27	%(e)
Portfolio turnover rate	2%		5%		2%	10%	5%	39%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	121

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class B
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.00		$ 9.68		$ 9.00	$ 9.80	$ 9.96	$ 9.80

Income From Investment Operations
Net investment income(a)(b)	.16		.30		.32	.33	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.31)		.32		.68	(.79)	(.16)	.16

Net increase (decrease) in net asset value from operations	(.15)		.62		1.00	(.46)	.18	.51

Less: Dividends
Dividends from net investment income	(.16)		(.30)		(.32)	(.34)	(.34)	(.35)

Net asset value, end of period	$ 9.69		$ 10.00		$ 9.68	$ 9.00	$ 9.80	$ 9.96

Total Return
Total investment return based on net asset value(c)	(1.49)%		6.53%		11.28%	(4.88)%	1.82%	5.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,189		$24,682		$36,520	$46,000	$74,342	$114,128
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.45	%(e)	1.42%	1.28%	1.28%	1.28	%(e)
Expenses, before fee waivers	1.58	%(d)	1.58	%(e)	1.60%	1.60%	1.61%	1.60	%(e)
Net investment income(a)	3.30	%(d)	3.08	%(e)	3.43%	3.46%	3.42%	3.59	%(e)
Portfolio turnover rate	2%		5%		2%	10%	5%	39%

See footnote summary on page 130.

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Class C
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.01		$ 9.68		$ 9.01	$ 9.81	$ 9.96	$ 9.80

Income From Investment Operations
Net investment income(a)(b)	.16		.30		.31	.33	.34	.35
Net realized and unrealized gain (loss) on investment transactions	(.32)		.33		.68	(.79)	(.15)	.16

Net increase (decrease) in net asset value from operations	(.16)		.63		.99	(.46)	.19	.51

Less: Dividends
Dividends from net investment income	(.16)		(.30)		(.32)	(.34)	(.34)	(.35)

Net asset value, end of period	$ 9.69		$ 10.01		$ 9.68	$ 9.01	$ 9.81	$ 9.96

Total Return
Total investment return based on net asset value(c)	(1.59)%		6.62%		11.14%	(4.88)%	1.91%	5.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,483		$90,789		$67,718	$49,821	$46,305	$48,022
Ratio to average net assets of:
Expenses, net of fee waivers	1.45	%(d)	1.45	%(e)	1.42%	1.28%	1.28%	1.28	%(e)
Expenses, before fee waivers	1.57	%(d)	1.56	%(e)	1.58%	1.58%	1.60%	1.60	%(e)
Net investment income(a)	3.30	%(d)	3.05	%(e)	3.38%	3.47%	3.43%	3.58	%(e)
Portfolio turnover rate	2%		5%		2%	10%	5%	39%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	123

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New York Portfolio
	Advisor Class
	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31,			August 6, 2008(f) to October 31, 2008
			2010		2009

Net asset value, beginning of period	$ 10.01		$ 9.69		$ 9.02	$ 9.60

Income From Investment Operations
Net investment income(a)(b)	.21		.40		.41	.08
Net realized and unrealized gain (loss) on investment transactions	(.31)		.32		.67	(.56)

Net increase (decrease) in net asset value from operations	(.10)		.72		1.08	(.48)

Less: Dividends
Dividends from net investment income	(.21)		(.40)		(.41)	(.10)

Net asset value, end of period	$ 9.70		$ 10.01		$ 9.69	$ 9.02

Total Return
Total investment return based on net asset value(c)	(1.00)%		7.58%		12.25%	(4.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,258		$13,028		$7,584	$4,868
Ratio to average net assets of:
Expenses, net of fee waivers	.45	%(d)	.45	%(e)	.42%	.28	%(d)
Expenses, before fee waivers	.56	%(d)	.55	%(e)	.58%	.49	%(d)
Net investment income(a)	4.30	%(d)	4.03	%(e)	4.37%	4.95	%(d)
Portfolio turnover rate	2%		5%		2%	10%

See footnote summary on page 130.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

California Portfolio
Class A
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.94	$ 10.51	$ 9.85	$ 10.88	$ 11.07	$ 10.86

Income From Investment Operations
Net investment income(a)(b)	.23	.46	.47	.46	.46	.47
Net realized and unrealized gain (loss) on investment transactions	(.44)	.42	.64	(1.04)	(.20)	.21

Net increase (decrease) in net asset value from operations	(.21)	.88	1.11	(.58)	.26	.68

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.45)	(.45)	(.45)	(.45)	(.47)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.24)	(.45)	(.45)	(.45)	(.45)	(.47)

Net asset value, end of period	$ 10.49	$ 10.94	$ 10.51	$ 9.85	$ 10.88	$ 11.07

Total Return
Total investment return based on net asset value(c)	(1.92)%	8.49%	11.56%	(5.52)%	2.45%	6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$522,700	$599,027	$610,558	$553,120	$594,039	$594,150
Ratio to average net assets of:
Expenses, net of fee waivers	.76	%(d)	.75	%(e)	.75%	.77%	.77%	.77	%(e)
Expenses, net of fee waivers, excluding interest expense	.75	%(d)	.75	%(e)	.75%	.77%	.77%	.77	%(e)
Expenses, before fee waivers	.86	%(d)	.85	%(e)	.86%	.85%	.85%	.85	%(e)
Expenses, before fee waivers, excluding interest expense	.86	%(d)	.84	%(e)	.86%	.85%	.85%	.85	%(e)
Net investment income(a)	4.49	%(d)	4.30	%(e)	4.61%	4.30%	4.19%	4.33	%(e)
Portfolio turnover rate	5%	8%	9%	2%	21%	10%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	125

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

California Portfolio
Class B
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.94	$ 10.50	$ 9.84	$ 10.87	$ 11.07	$ 10.86

Income From Investment Operations
Net investment income(a)(b)	.20	.38	.39	.38	.38	.40
Net realized and unrealized gain (loss) on investment transactions	(.45)	.43	.65	(1.03)	(.20)	.21

Net increase (decrease) in net asset value from operations	(.25)	.81	1.04	(.65)	.18	.61

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.37)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.37)	(.38)	(.38)	(.38)	(.40)

Net asset value, end of period	$ 10.49	$ 10.94	$ 10.50	$ 9.84	$ 10.87	$ 11.07

Total Return
Total investment return based on net asset value(c)	(2.25)%	7.85%	10.80%	(6.18)%	1.65%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,773	$5,267	$8,845	$16,413	$43,581	$80,928
Ratio to average net assets of:
Expenses, net of fee waivers	1.46	%(d)	1.45	%(e)	1.45%	1.47%	1.47%	1.47	%(e)
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45	%(e)	1.45%	1.47%	1.47%	1.47	%(e)
Expenses, before fee waivers	1.58	%(d)	1.57	%(e)	1.57%	1.56%	1.56%	1.56	%(e)
Expenses, before fee waivers, excluding interest expense	1.58	%(d)	1.56	%(e)	1.57%	1.56%	1.56%	1.56	%(e)
Net investment income(a)	3.79	%(d)	3.61	%(e)	3.93%	3.57%	3.48%	3.64	%(e)
Portfolio turnover rate	5%	8%	9%	2%	21%	10%

See footnote summary on page 130.

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

California Portfolio
Class C
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.93	$ 10.50	$ 9.84	$ 10.88	$ 11.07	$ 10.86

Income From Investment Operations
Net investment income(a)(b)	.20	.39	.39	.38	.38	.40
Net realized and unrealized gain (loss) on investment transactions	(.44)	.41	.65	(1.04)	(.19)	.21

Net increase (decrease) in net asset value from operations	(.24)	.80	1.04	(.66)	.19	.61

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.37)	(.38)	(.38)	(.38)	(.40)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.37)	(.38)	(.38)	(.38)	(.40)

Net asset value, end of period	$ 10.49	$ 10.93	$ 10.50	$ 9.84	$ 10.88	$ 11.07

Total Return
Total investment return based on net asset value(c)	(2.17)%	7.75%	10.79%	(6.28)%	1.73%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,938	$117,354	$118,726	$101,126	$111,697	$120,731
Ratio to average net assets of:
Expenses, net of fee waivers	1.46	%(d)	1.45	%(e)	1.45%	1.47%	1.47%	1.47	%(e)
Expenses, net of fee waivers, excluding interest expense	1.45	%(d)	1.45	%(e)	1.45%	1.47%	1.47%	1.47	%(e)
Expenses, before fee waivers	1.57	%(d)	1.55	%(e)	1.56%	1.55%	1.55%	1.56	%(e)
Expenses, before fee waivers, excluding interest expense	1.56	%(d)	1.55	%(e)	1.56%	1.55%	1.55%	1.56	%(e)
Net investment income(a)	3.79	%(d)	3.60	%(e)	3.91%	3.60%	3.49%	3.64	%(e)
Portfolio turnover rate	5%	8%	9%	2%	21%	10%

See footnote summary on page 130.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	127

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

California Portfolio
Advisor Class
Six Months Ended April 30, 2011 (unaudited)	Year Ended October 31,	August 6, 2008(f) to October 3, 2008
2010	2009

Net asset value, beginning of period	$ 10.94	$ 10.51	$ 9.85	$ 10.51

Income From Investment Operations
Net investment income(a)(b)	.24	.49	.48	.08
Net realized and unrealized gain (loss) on investment transactions	(.44)	.42	.66	(.63)

Net increase (decrease) in net asset value from operations	(.20)	.91	1.14	(.55)

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.48)	(.48)	(.11)
Distributions from net realized gain on investment transactions	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.48)	(.48)	(.11)

Net asset value, end of period	$ 10.49	$ 10.94	$ 10.51	$ 9.85

Total Return
Total investment return based on net asset value(c)	(1.77)%	8.82%	11.89%	(5.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,022	$13,614	$8,455	$1,735
Ratio to average net assets of:
Expenses, net of fee waivers	.46	%(d)	.45	%(e)	.45%	.47	%(d)
Expenses, net of fee waivers, excluding interest expense	.45	%(d)	.45	%(e)	.45%	.47	%(d)
Expenses, before fee waivers	.57	%(d)	.55	%(e)	.55%	.55	%(d)
Expenses, before fee waivers, excluding interest expense	.56	%(d)	.54	%(e)	.55%	.55	%(d)
Net investment income(a)	4.77	%(d)	4.59	%(e)	4.80%	4.98	%(d)
Portfolio turnover rate	5%	8%	9%	2%

(a)	Net of fees and expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Commencement of operations.

(g)	The Adviser agreed to voluntarily reimburse an additional .02%, .03% and .05% of the Portfolio’s Class A, Class C and Advisor Class expenses, respectively.

See	notes to financial statements.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights

RESULTS OF STOCKHOLDERS MEETING

(unaudited)

The Annual Meeting of Stockholders of AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) was held on November 5, 2010, and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Directors for the Fund, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved for all Portfolios. For the California Portfolio and National Portfolio, at the December 16, 2010 Meeting, with respect to the fifth item of business, changes to each Portfolio’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the January 5, 2011 Meeting, for the High Income Municipal Portfolio, with respect to the fifth item of business, changes to the Portfolio’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. With respect to the fifth item of business, for the New York Portfolio, changes to the Portfolio’s fundamental policy regarding commodities, an insufficient number of the required outstanding shares were voted in favor of the proposal and, therefore, the proposal was not approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	166,254,644	9,488,325
Michael J. Downey	166,763,701	8,979,268
William H. Foulk, Jr.	166,527,227	9,215,741
D. James Guzy	166,288,303	9,454,665
Nancy P. Jacklin	166,781,455	8,961,513
Robert M. Keith	166,691,877	9,051,091
Garry L. Moody	166,706,683	9,036,286
Marshall C. Turner, Jr.	166,703,577	9,039,391
Earl D. Weiner	166,532,959	9,210,009

Portfolio	Voted For	Voted Against	Abstained	Broker Non-Votes
5. Approve the Amendment of the Portfolio’s fundamental policy regarding commodities.

California Portfolio	30,316,699	1,202,354	3,022,583	7,600,050
High Income Municipal Portfolio	13,340,095	373,393	460,510	5,554,954
National Portfolio	43,378,162	2,497,972	3,160,588	15,245,316
New York Portfolio	27,457,880	1,704,838	3,115,263	18,851,071

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Results of Stockholders Meeting

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Robert B. (Guy) Davidson III,(2) Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks,(2) Vice President

Fred S. Cohen,(2) Vice President

Wayne D. Godlin,(2) Vice President

Terrance T. Hults,(2) Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Brooks, Davidson, Godlin and Hults are the investment professionals with the most significant responsibility for the day-to-day management of the High Income Municipal portfolio. Messrs. Brooks, Cohen, Davidson, Godlin and Hults are the investment professionals with the most significant responsibility for the day-to-day management of the California, National and New York portfolios.

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Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Municipal Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the following portfolios (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 2-4, 2010:1

•	California Portfolio
•	National Portfolio
•	New York Portfolio

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio wherein the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Portfolio and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other

1	This disclosure does not relate to AllianceBernstein High Income Municipal Portfolio.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	131

matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Portfolio. They also noted the professional experience and qualifications of each Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolios will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolios’ request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from each Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2008 and 2009 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolios, including those relating to its subsidiaries which provide transfer agency and distribution services to the Portfolios. The directors recognized that it is difficult to make comparisons of profitability between fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable. The directors noted that the Adviser’s relationship with the New York Portfolio was not profitable to it in 2008.

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Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their relationships with the Portfolios other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients (although not for the Portfolios) on an agency basis) and to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2010 meeting, the directors reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the ”Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2010 and (in the case of comparisons with the Index) the since inception period. The directors also reviewed performance information for the 3-month and year-to-date periods ended September 30, 2010 (for which the data was not limited to Class A Shares).

California Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 3rd quintile of the Performance Group and the Performance Universe for the 1- and 10-year periods, in the 2nd quintile of the Performance Group and the Performance Universe for the 3-year period, and in the 1st quintile of the Performance Group and the Performance Universe for the 5-year period. The Portfolio outperformed the Index in the 1-year and the since inception periods but lagged the Index in the 3-, 5- and 10-year periods. The directors also noted that in the 3-month period the Portfolio lagged the Lipper California Municipal Debt Funds Average (the “Lipper Average”) but outperformed the Index and in the year-to-date period the Portfolio outperformed both the Lipper Average and the Index. The directors also noted the Portfolio’s acquisition of all the assets and liabilities of the Fund’s California Portfolio II effective January 2009. Based on their review, the directors concluded that the Portfolio’s performance was satisfactory.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	133

National Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 2nd quintile of the Performance Group and the Performance Universe for the 5-year period and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 1-year and the since inception periods but lagged the Index in the 3-, 5- and 10-year periods. The directors also noted that in the 3-month period the Portfolio had matched the Lipper General Municipal Debt Funds Average (the “Lipper Average”) and outperformed the Index and in the year-to-date period the Portfolio had outperformed the Lipper Average and the Index. The directors also noted the Portfolio’s acquisitions of all the assets and liabilities of the Fund’s National Portfolio II and AllianceBernstein Municipal Income Fund II – Florida Portfolio effective June 2009. Based on their review, the directors concluded that the Portfolio’s performance was satisfactory.

New York Portfolio

The directors noted that the Portfolio (December 1986 inception) was in the 4th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and the Performance Universe for the 3- and 10-year periods, and in the 2nd quintile of the Performance Group and the Performance Universe for the 5-year period. The Portfolio outperformed the Index in the since inception period and lagged the Index in all other periods reviewed. The directors also noted that in the 3-month and year-to-date periods the Portfolio had lagged both the Lipper New York Municipal Debt Funds Average and the Index. Based on their review, the directors concluded that the Portfolio’s relative performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid or payable by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the directors that there are no institutional products managed by it that have an investment style substantially similar to that of each of the Portfolios. The directors reviewed the relevant fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees than it charged the Portfolios for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which

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involved investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities although such securities are of a shorter duration than the Portfolios invest in).

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolios, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year. The expense ratios of the Portfolios reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The directors noted that it was likely that the expense ratios of some funds in each Portfolio’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary and temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolios by others.

California Portfolio

The information reviewed by the directors showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

National Portfolio

The information reviewed by the directors showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	135

New York Portfolio

The information reviewed by the directors showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The directors noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund, Inc. (the “Fund”), in respect of the following Portfolios:2

California Portfolio3

National Portfolio4

New York Portfolio

The evaluation of the Investment Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the ‘40 Act) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

1	It should be noted that the Senior Officer’s fee evaluation was completed on October 21, 2010 and discussed with the Board of Directors on November 2-4, 2010.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

3	It should be noted that on January 23, 2009 the Portfolio acquired the assets of AllianceBernstein California Portfolio II, which was formerly known as Insured California Portfolio.

4	It should be noted that on June 26, 2009, the Portfolio acquired the assets of AllianceBernstein National Portfolio II, which was formerly known as Insured National Portfolio, and Florida Portfolio of AllianceBernstein Municipal Income Fund II.

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4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. The first factor is an additional factor required to be considered by the AoD. The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what Section 36(b) of the 40 Act requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9,559 U.S.              2010. In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”5

PORTFOLIO ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS, & RATIOS

The Adviser proposed that each Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.6

Category	Advisory Fee[7]	Portfolio
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	California Portfolio National Portfolio New York Portfolio

5	Jones v. Harris at 11.

6	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

7	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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The Portfolios’ net assets on September 30, 2010 are set forth below:

Portfolio	September 30, 2010 Net Assets ($MM)
California Portfolio	$746.7
National Portfolio	$948.4
New York Portfolio	$648.9

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services provided to the Portfolios. Indicated below are the reimbursement amounts which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
California Portfolio	$98,331	0.014%
National Portfolio	$98,331	0.016%
New York Portfolio	$96,231	0.019%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the Portfolios’ gross expense ratios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio 04/30/10[8]		Fiscal Year End
California Portfolio[9]	Advisor Class A Class B Class C	0.45 0.75 1.45 1.45	% % % %	0.55 0.85 1.57 1.55	% % % %	October 31

National Portfolio[10]	Advisor Class A Class B Class C	0.45 0.75 1.45 1.45	% % % %	0.58 0.88 1.60 1.58	% % % %	October 31

8	Annualized.

9	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 0.77%, 1.47% and 1.47%, respectively.

10	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 1.04%, 1.74% and 1.74%, respectively.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio 04/30/10[8]		Fiscal Year End
New York Portfolio[11]	Advisor Class A Class B Class C	0.45 0.75 1.45 1.45	% % % %	0.56 0.86 1.58 1.56	% % % %	October 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

11	Prior to January 1, 2009, the Portfolio’s expense caps with respect to shares of Class A, Class B, and Class C were 0.58%, 1.28% and 1.28%, respectively.

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Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fee charged to institutional accounts that have a similar investment style as the Portfolio.12 However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as any of the Portfolios. It should be noted that the Adviser has represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

The Adviser manages Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company. Several portfolios of SCB Fund have a somewhat similar investment style to certain of the Portfolios and their advisory fee schedules are set forth below. Also presented are what would have been the effective advisory fees of the Portfolios had the SCB Fund fee schedule been applicable to the Portfolios versus the Portfolios’ advisory fees based on September 30, 2010 net assets.

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
California Portfolio	Short Duration California Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	California Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

National Portfolio	Short Duration Diversified Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	Diversified Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

12	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 13.

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Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
New York Portfolio	Short Duration New York Municipal Portfolio	45 bp on 1st $750 million 40 bp thereafter	0.450%	0.450%

	New York Municipal Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp thereafter	0.500%	0.450%

The Adviser represented that it does not sub-advise any registered investment company that has a similar investment strategy as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included each Portfolio’s rankings with respect to the contractual management fee relative to the median of the Portfolio’s Lipper Expense Group (“EG”) at the approximate current asset level of the subject Portfolio.13

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees,

13	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

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asset (size) comparability, and expense components and attributes.14 An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[15]	Lipper Exp. Group Median (%)	Rank
California Portfolio	0.450	0.499	1/12
National Portfolio[16]	0.450	0.478	4/15
New York Portfolio[16]	0.450	0.500	2/9

Lipper also compared the Portfolios’ total expense ratio to the medians of the Portfolios’ EGs and Lipper Expense Universes (“EU”). The EU17 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given market conditions during 2008, especially the last three months of 2008, the effects on the funds’ total expense ratio caused by the

14	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee rate for the Portfolio does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any management waivers or expense reimbursements for expense caps that effectively reduce the effective (actual) advisory fee rate.

16	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the peer’s contractual management fee due to the peer’s breakpoint gross income component.

17	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	143

differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.18

Portfolio	Expense Ratio (%)[19]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
California Portfolio[20]	0.753	0.826	4/12	0.826	7/30
National Portfolio[20]	0.739	0.807	2/16	0.823	8/53
New York Portfolio[20]	0.723	0.820	2/10	0.838	4/24

Based on this analysis, the Portfolios’ contractual management fees and total expense ratios are lower than their respective Lipper EG and EU medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer and the independent consultant. The Adviser’s profitability from providing investment advisory services to all of the Portfolios increased during calendar year 2009 relative to 2008.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution related services to the Portfolios and receive transfer agent fees, front-end sales loads, Rule 12b-1 payments, and contingent deferred sales charges (“CDSC”).

18	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

19	Most recently completed fiscal year Class A share total expense ratio.

20	The Portfolio’s Class A share total expense ratio is capped at 0.75%.

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ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
California Portfolio	$31,274
National Portfolio	$44,056
New York Portfolio	$54,588

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
California Portfolio	$3,018,689	$51,055
National Portfolio	$2,507,721	$96,256
New York Portfolio	$2,169,985	$93,321

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of the service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. Set forth below are the fees that ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
California Portfolio	$139,373
National Portfolio	$195,739
New York Portfolio	$133,014

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,21 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale

21	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	145

exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli22 study on advisory fees and various fund characteristics.23 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.24 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $484 billion as of September 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

22	The Deli study was originally published in 2002 based on 1997 data.

23	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

24	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

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The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolios25 relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)26 for the periods ended July 31, 2010.27

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
California Portfolio
1 year	11.18	11.40	11.49	7/12	18/33
3 year	4.42	3.97	4.02	4/12	9/32
5 year	4.10	3.68	3.66	2/11	4/30
10 year	4.88	4.88	4.71	5/10	11/26

National Portfolio
1 year	11.14	10.38	9.90	8/16	20/62
3 year	4.07	4.31	4.52	11/16	39/57
5 year	3.99	3.88	3.87	6/16	20/55
10 year	4.86	4.85	4.84	7/15	21/47

New York Portfolio
1 year	9.15	10.97	10.07	8/10	21/27
3 year	4.75	4.73	4.70	5/10	12/26
5 year	4.24	4.16	4.00	3/9	7/25
10 year	5.10	4.98	5.08	4/9	11/23

25	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by Lipper. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be different from Lipper.

26	The Portfolios’ PG/PUs are not identical to the Portfolios’ EG/EUs as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

27	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if the Portfolio may have had a different investment classification/objective at different points in time.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	147

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Portfolios (in bold)28 versus its benchmarks.29 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.30

	Periods Ending July 31, 2010 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
California Portfolio	11.04	4.33	4.05	4.86	6.30	5.10	0.44	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	2.31	4.52	0.64	10
Inception Date: December 29, 1986

National Portfolio	11.00	3.98	3.94	4.84	6.12	4.59	0.48	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	2.31	4.52	0.64	10
Inception Date: December 29, 1986

New York Portfolio	9.03	4.66	4.19	5.08	5.97	4.28	0.56	10
Barclays Capital Municipal Bond Index	9.15	5.67	4.75	5.62	2.31	4.52	0.64	10
Inception Date: December 29, 1986

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 22, 2010

28	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

29	The Adviser provided Portfolio and benchmark performance return information for the periods through July 31, 2010.

30	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	149

AllianceBernstein Family of Funds

NOTES

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NOTES

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NOTES

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NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	153

NOTES

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NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND •	155

NOTES

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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105 800.221.5672

MI-0152-0411

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: June 29, 2011

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 29, 2011